UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   Investment Company Act file number 811-5586
                                                      --------

                      OPPENHEIMER CALIFORNIA MUNICIPAL FUND
                      -------------------------------------
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
            ---------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                        Date of fiscal year end: JULY 31
                                                 -------

                   Date of reporting period: JANUARY 31, 2007
                                             ----------------



ITEM 1.  REPORTS TO STOCKHOLDERS.

OPPENHEIMER CALIFORNIA MUNICIPAL FUND

TOP HOLDINGS AND ALLOCATIONS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TOP TEN CATEGORIES
--------------------------------------------------------------------------------
Special Tax                                                                22.0%
--------------------------------------------------------------------------------
Tobacco Settlement                                                         18.4
--------------------------------------------------------------------------------
General Obligation                                                         12.0
--------------------------------------------------------------------------------
Special Assessment                                                         11.9
--------------------------------------------------------------------------------
Hospital/Health Care                                                        6.3
--------------------------------------------------------------------------------
Marine/Aviation Facilities                                                  5.5
--------------------------------------------------------------------------------
Multifamily Housing                                                         5.4
--------------------------------------------------------------------------------
Single Family Housing                                                       2.9
--------------------------------------------------------------------------------
Municipal Leases                                                            2.5
--------------------------------------------------------------------------------
Water Utilities                                                             2.2

Portfolio holdings and allocations are subject to change. Percentages are as of January 31, 2007, and are based on the total market value of investments.

CREDIT ALLOCATION
--------------------------------------------------------------------------------
AAA                                                                        27.4%
--------------------------------------------------------------------------------
AA                                                                          6.7
--------------------------------------------------------------------------------
A                                                                           3.2
--------------------------------------------------------------------------------
BBB                                                                        43.2
--------------------------------------------------------------------------------
BB                                                                          2.2
--------------------------------------------------------------------------------
B                                                                           0.3
--------------------------------------------------------------------------------
CCC                                                                         1.8
--------------------------------------------------------------------------------
Not Rated                                                                  15.2

Portfolio holdings and allocations are subject to change. Percentages are as of January 31, 2007, and are dollar-weighted based on the total market value of investments. Securities rated by any rating organization are included in the equivalent S&P rating category. The allocation includes rated securities and those not rated by a national rating organization but to which the ratings above have been assigned by the Manager for internal purposes as being comparable, in the Manager's judgment, to securities rated by a rating agency in the same category.
--------------------------------------------------------------------------------


                   15 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

NOTES
--------------------------------------------------------------------------------

Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund's total returns shown do not reflect the deduction of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. THIS SEMIANNUAL REPORT MUST BE PRECEDED OR ACCOMPANIED BY THE CURRENT PROSPECTUS OF OPPENHEIMER CALIFORNIA MUNICIPAL FUND. BEFORE INVESTING IN ANY OF THE OPPENHEIMER FUNDS, INVESTORS SHOULD CAREFULLY CONSIDER A FUND'S INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES. FUND PROSPECTUSES CONTAIN THIS AND OTHER INFORMATION ABOUT THE FUNDS. FOR MORE INFORMATION, ASK YOUR FINANCIAL ADVISOR, CALL US AT 1.800.525.7048, OR VISIT OUR WEBSITE AT WWW.OPPENHEIMERFUNDS.COM. READ PROSPECTUSES CAREFULLY BEFORE INVESTING.

The Fund's investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.

CLASS A shares of the Fund were first publicly offered on 11/3/88. The average annual total returns are shown net of the applicable 4.75% maximum initial sales charge. The Fund's maximum sales charge for Class A shares was lower prior to 1/31/86, so actual performance may have been higher.

CLASS B shares of the Fund were first publicly offered on 5/3/93. The average annual total returns are shown net of the applicable contingent deferred sales charge of 5% (1-year) and 2% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the 10-year return for Class B uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.

CLASS C shares of the Fund were first publicly offered on 11/1/95. The average annual total returns are shown net of the applicable 1% contingent deferred sales charge for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

An explanation of the calculation of performance is in the Fund's Statement of Additional Information.


                   16 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

FUND EXPENSES
--------------------------------------------------------------------------------

FUND EXPENSES. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended January 31, 2007.

ACTUAL EXPENSES. The "actual" lines of the table provide information about actual account values and actual expenses. You may use the information on this line for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the "actual" line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The "hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio for each class of shares, and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in


                   17 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

FUND EXPENSES
--------------------------------------------------------------------------------

the Statement of Additional Information). Therefore, the "hypothetical" lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------

                              BEGINNING        ENDING           EXPENSES
                              ACCOUNT          ACCOUNT          PAID DURING
                              VALUE            VALUE            6 MONTHS ENDED
                              (8/1/06)         (1/31/07)        JANUARY 31, 2007
--------------------------------------------------------------------------------
Class A Actual                $ 1,000.00       $ 1,044.50       $  6.36
--------------------------------------------------------------------------------
Class A Hypothetical            1,000.00         1,019.00          6.28
--------------------------------------------------------------------------------
Class B Actual                  1,000.00         1,041.30         10.45
--------------------------------------------------------------------------------
Class B Hypothetical            1,000.00         1,015.02         10.31
--------------------------------------------------------------------------------
Class C Actual                  1,000.00         1,040.60         10.29
--------------------------------------------------------------------------------
Class C Hypothetical            1,000.00         1,015.17         10.16

Hypothetical assumes 5% annual return before expenses.

Expenses are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Those annualized expense ratios based on the 6-month period ended January 31, 2007 are as follows:

CLASS      EXPENSE RATIOS
-------------------------
Class A         1.23%
-------------------------
Class B         2.02
-------------------------
Class C         1.99

Interest and related expenses from inverse floaters represents 0.45% of the expense ratios, but has not affected the Fund's total returns or net asset values.

--------------------------------------------------------------------------------


                   18 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS  January 31, 2007 / Unaudited
--------------------------------------------------------------------------------

      PRINCIPAL                                                                                                VALUE
         AMOUNT                                                             COUPON        MATURITY        SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES--112.8%
--------------------------------------------------------------------------------------------------------------------
CALIFORNIA--100.9%
$     3,025,000   ABAG Finance Authority for NonProfit Corporations
                  (Channing House)                                           5.500%     02/15/2029   $     3,141,735
--------------------------------------------------------------------------------------------------------------------
         65,000   ABAG Finance Authority for NonProfit Corporations
                  (Redding Assisted Living Corp.)                            5.250      11/15/2031            67,439
--------------------------------------------------------------------------------------------------------------------
      1,660,000   ABAG Finance Authority for NonProfit Corporations
                  (S.F. Rincon Hill)                                         5.250      09/01/2036         1,699,475
--------------------------------------------------------------------------------------------------------------------
      1,000,000   ABAG Finance Authority for NonProfit Corporations
                  (Schools of Sacred Heart) 1                                6.450      06/01/2030         1,064,920
--------------------------------------------------------------------------------------------------------------------
         90,000   ABAG Finance Authority for NonProfit Corporations COP      6.000      08/15/2020            90,797
--------------------------------------------------------------------------------------------------------------------
        450,000   ABAG Finance Authority for NonProfit Corporations COP
                  (American Baptist Homes of the West) 1                     5.750      10/01/2017           456,948
--------------------------------------------------------------------------------------------------------------------
        450,000   ABAG Finance Authority for NonProfit Corporations COP
                  (Lytton Gardens) 1                                         6.000      02/15/2019           461,916
--------------------------------------------------------------------------------------------------------------------
        440,000   ABAG Finance Authority for NonProfit Corporations COP
                  (O'Connor Woods)                                           6.200      11/01/2029           467,029
--------------------------------------------------------------------------------------------------------------------
      4,300,000   ABAG Finance Authority for NonProfit Corporations COP
                  (Redwood Senior Homes & Services)                          6.125      11/15/2032         4,669,499
--------------------------------------------------------------------------------------------------------------------
        180,000   ABAG Improvement Bond Act 1915 (Windemere Ranch)           6.150      09/02/2029           195,826
--------------------------------------------------------------------------------------------------------------------
      2,675,000   Adelanto Elementary School District Community
                  Facilities District No. 1                                  5.250      09/01/2026         2,701,376
--------------------------------------------------------------------------------------------------------------------
      7,310,000   Adelanto Elementary School District Community
                  Facilities District No. 1                                  5.350      09/01/2036         7,384,270
--------------------------------------------------------------------------------------------------------------------
      1,145,000   Adelanto Elementary School District Community
                  Facilities District No. 1                                  5.400      09/01/2036         1,162,244
--------------------------------------------------------------------------------------------------------------------
         55,000   Adelanto Improvement Agency, Series B                      5.500      12/01/2023            55,301
--------------------------------------------------------------------------------------------------------------------
         50,000   Adelanto Public Financing Authority, Series B              6.300      09/01/2028            50,598
--------------------------------------------------------------------------------------------------------------------
      5,295,000   Agua Mansa Industrial Growth Assoc. Special Tax            6.500      09/01/2033         5,637,957
--------------------------------------------------------------------------------------------------------------------
      1,500,000   Alameda COP 1                                              5.750      12/01/2021         1,532,220
--------------------------------------------------------------------------------------------------------------------
        200,000   Alameda Public Financing Authority                         5.450      09/02/2014           204,178
--------------------------------------------------------------------------------------------------------------------
      4,000,000   Anaheim Public Financing Authority RITES 2                 9.220 3    12/28/2018         4,337,960
--------------------------------------------------------------------------------------------------------------------
        140,000   Arcadia Hospital (Methodist Hospital of
                  Southern California)                                       6.625      11/15/2022           140,253
--------------------------------------------------------------------------------------------------------------------
        500,000   Arvin Community Redevel. Agency                            5.000      09/01/2025           502,230
--------------------------------------------------------------------------------------------------------------------
      2,435,000   Arvin Community Redevel. Agency                            5.125      09/01/2035         2,466,947
--------------------------------------------------------------------------------------------------------------------
      2,025,000   Aztec Shops Auxiliary Organization
                  (San Diego State University)                               6.000      09/01/2031         2,136,497
--------------------------------------------------------------------------------------------------------------------
      2,500,000   Azusa Special Tax Community Facilities District
                 (Mountain Cove)                                             6.000      09/01/2032         2,636,775
--------------------------------------------------------------------------------------------------------------------
        500,000   Azusa Special Tax Community Facilities District No.
                  05-1 4                                                     5.000      09/01/2027           505,925
--------------------------------------------------------------------------------------------------------------------
        200,000   Azusa Special Tax Community Facilities District No.
                  05-1 4                                                     5.000      09/01/2027           202,370
--------------------------------------------------------------------------------------------------------------------
      1,900,000   Azusa Special Tax Community Facilities District No.
                  05-1 4                                                     5.000      09/01/2037         1,917,803


                   19 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

      PRINCIPAL                                                                                                VALUE
         AMOUNT                                                             COUPON        MATURITY        SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------
CALIFORNIA Continued
$       500,000   Azusa Special Tax Community Facilities District No.
                  05-1 4                                                     5.000%     09/01/2037   $       504,685
--------------------------------------------------------------------------------------------------------------------
        615,000   Bakersfield Improvement Bond Act 1915                      5.350      09/02/2022           631,211
--------------------------------------------------------------------------------------------------------------------
      2,310,000   Bakersfield Improvement Bond Act 1915                      5.400      09/02/2025         2,379,716
--------------------------------------------------------------------------------------------------------------------
      3,700,000   Beaumont Financing Authority, Series A                     5.350      09/01/2036         3,795,978
--------------------------------------------------------------------------------------------------------------------
      1,500,000   Beaumont Financing Authority, Series A                     5.750      09/01/2034         1,595,925
--------------------------------------------------------------------------------------------------------------------
        685,000   Beaumont Financing Authority, Series B                     5.000      09/01/2027           684,534
--------------------------------------------------------------------------------------------------------------------
      1,685,000   Beaumont Financing Authority, Series B                     5.050      09/01/2037         1,697,065
--------------------------------------------------------------------------------------------------------------------
      1,000,000   Beaumont Financing Authority, Series B                     5.350      09/01/2028         1,046,900
--------------------------------------------------------------------------------------------------------------------
      1,490,000   Beaumont Financing Authority, Series B                     5.400      09/01/2035         1,557,542
--------------------------------------------------------------------------------------------------------------------
      5,000,000   Beaumont Financing Authority, Series B                     6.000      09/01/2034         5,377,300
--------------------------------------------------------------------------------------------------------------------
      1,500,000   Beaumont Financing Authority, Series B                     6.000      09/01/2034         1,623,675
--------------------------------------------------------------------------------------------------------------------
      2,340,000   Beaumont Financing Authority, Series C                     5.500      09/01/2035         2,422,696
--------------------------------------------------------------------------------------------------------------------
      2,875,000   Beaumont Financing Authority, Series D                     5.800      09/01/2035         3,067,481
--------------------------------------------------------------------------------------------------------------------
        490,000   Berkeley GO                                                5.625      09/01/2027           494,866
--------------------------------------------------------------------------------------------------------------------
         75,000   Berkeley Unified School District                           5.000      08/01/2022            76,125
--------------------------------------------------------------------------------------------------------------------
        500,000   Blythe Community Facilities District Special Tax
                  (Hidden Beaches)                                           5.300      09/01/2035           514,885
--------------------------------------------------------------------------------------------------------------------
         30,000   Blythe Redevel. Agency (Redevel. Project No. 1
                  Tax Allocation)                                            5.650      05/01/2029            31,524
--------------------------------------------------------------------------------------------------------------------
      7,605,000   Brentwood Infrastructure Financing Authority               5.200      09/02/2036         7,769,344
--------------------------------------------------------------------------------------------------------------------
         50,000   CA Affordable Hsg. Agency
                  (Merced County Hsg. Authority)                             6.000      01/01/2023            53,017
--------------------------------------------------------------------------------------------------------------------
     43,500,000   CA County Tobacco Securitization Agency                    5.890 5    06/01/2046         4,701,915
--------------------------------------------------------------------------------------------------------------------
     20,000,000   CA County Tobacco Securitization Agency                    6.300 5    06/01/2055           947,200
--------------------------------------------------------------------------------------------------------------------
     82,110,000   CA County Tobacco Securitization Agency                    6.423 5    06/01/2046         7,134,538
--------------------------------------------------------------------------------------------------------------------
     71,700,000   CA County Tobacco Securitization Agency                    7.000 5    06/01/2055         2,691,618
--------------------------------------------------------------------------------------------------------------------
    123,750,000   CA County Tobacco Securitization Agency                    7.251 5    06/01/2055         4,110,975
--------------------------------------------------------------------------------------------------------------------
    347,900,000   CA County Tobacco Securitization Agency                    7.550 5    06/01/2055        10,318,714
--------------------------------------------------------------------------------------------------------------------
    409,500,000   CA County Tobacco Securitization Agency                    8.251 5    06/01/2055        11,060,595
--------------------------------------------------------------------------------------------------------------------
      5,000,000   CA County Tobacco Securitization Agency (TASC)             0.000 6    06/01/2036         4,299,700
--------------------------------------------------------------------------------------------------------------------
     25,725,000   CA County Tobacco Securitization Agency (TASC)             0.000 6    06/01/2041        22,191,414
--------------------------------------------------------------------------------------------------------------------
     28,240,000   CA County Tobacco Securitization Agency (TASC)             0.000 6    06/01/2046        24,437,202
--------------------------------------------------------------------------------------------------------------------
     12,030,000   CA County Tobacco Securitization Agency (TASC)             5.125      06/01/2038        12,233,187
--------------------------------------------------------------------------------------------------------------------
      3,725,000   CA County Tobacco Securitization Agency (TASC)             5.125      06/01/2038         3,787,915
--------------------------------------------------------------------------------------------------------------------
     11,435,000   CA County Tobacco Securitization Agency (TASC)             5.250      06/01/2045        11,724,992
--------------------------------------------------------------------------------------------------------------------
      5,815,000   CA County Tobacco Securitization Agency (TASC)             5.250      06/01/2045         5,962,468
--------------------------------------------------------------------------------------------------------------------
      4,375,000   CA County Tobacco Securitization Agency (TASC)             5.750      06/01/2029         4,611,294
--------------------------------------------------------------------------------------------------------------------
      6,230,000   CA County Tobacco Securitization Agency (TASC)             5.875      06/01/2027         6,602,990
--------------------------------------------------------------------------------------------------------------------
      9,125,000   CA County Tobacco Securitization Agency (TASC)             5.875      06/01/2035         9,662,463
--------------------------------------------------------------------------------------------------------------------
      1,250,000   CA County Tobacco Securitization Agency (TASC) 1           5.875      06/01/2043         1,323,625


                   20 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

      PRINCIPAL                                                                                                VALUE
         AMOUNT                                                             COUPON        MATURITY        SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------
CALIFORNIA Continued
$    10,545,000   CA County Tobacco Securitization Agency (TASC) 1           6.000%     06/01/2035   $    11,238,966
--------------------------------------------------------------------------------------------------------------------
     21,960,000   CA County Tobacco Securitization Agency (TASC)             6.000      06/01/2042        23,408,482
--------------------------------------------------------------------------------------------------------------------
     10,025,000   CA County Tobacco Securitization Agency (TASC)             6.125      06/01/2038        10,744,895
--------------------------------------------------------------------------------------------------------------------
         50,000   CA County Tobacco Securitization Agency (TASC)             6.125      06/01/2043            53,591
--------------------------------------------------------------------------------------------------------------------
     86,970,000   CA County Tobacco Securitization Agency (TASC)             6.375 5    06/01/2046         8,313,462
--------------------------------------------------------------------------------------------------------------------
     65,800,000   CA County Tobacco Securitization Agency (TASC)             6.600 5    06/01/2046         5,118,582
--------------------------------------------------------------------------------------------------------------------
         45,000   CA Dept. of Veterans Affairs Home Purchase                 5.200      12/01/2027            45,255
--------------------------------------------------------------------------------------------------------------------
      1,000,000   CA Dept. of Veterans Affairs Home Purchase 1               5.350      12/01/2027         1,064,020
--------------------------------------------------------------------------------------------------------------------
         50,000   CA Dept. of Veterans Affairs Home Purchase                 5.500      12/01/2019            52,419
--------------------------------------------------------------------------------------------------------------------
         20,000   CA Dept. of Water Resources (Center Valley)                5.000      12/01/2029            20,270
--------------------------------------------------------------------------------------------------------------------
         25,000   CA Educational Facilities Authority
                  (Golden Gate University)                                   5.500      10/01/2031            25,745
--------------------------------------------------------------------------------------------------------------------
      1,000,000   CA Educational Facilities Authority
                  (Western University Health Sciences)                       6.000      10/01/2032         1,072,410
--------------------------------------------------------------------------------------------------------------------
         45,000   CA GO                                                      5.000      04/01/2022            46,770
--------------------------------------------------------------------------------------------------------------------
        500,000   CA GO                                                      5.000      02/01/2023           509,615
--------------------------------------------------------------------------------------------------------------------
        100,000   CA GO                                                      5.000      02/01/2024           103,688
--------------------------------------------------------------------------------------------------------------------
        155,000   CA GO                                                      5.000      08/01/2024           159,811
--------------------------------------------------------------------------------------------------------------------
        310,000   CA GO                                                      5.000      03/01/2028           319,384
--------------------------------------------------------------------------------------------------------------------
     18,705,000   CA GO                                                      5.000      09/01/2028        19,673,171
--------------------------------------------------------------------------------------------------------------------
         10,000   CA GO                                                      5.000      02/01/2029            10,310
--------------------------------------------------------------------------------------------------------------------
        200,000   CA GO                                                      5.000      02/01/2032           205,904
--------------------------------------------------------------------------------------------------------------------
         30,000   CA GO                                                      5.000      02/01/2032            30,997
--------------------------------------------------------------------------------------------------------------------
      9,120,000   CA GO 10                                                   5.000      02/01/2033         9,449,916
--------------------------------------------------------------------------------------------------------------------
         15,000   CA GO                                                      5.000      02/01/2023            15,646
--------------------------------------------------------------------------------------------------------------------
          5,000   CA GO                                                      5.125      02/01/2027             5,206
--------------------------------------------------------------------------------------------------------------------
         20,000   CA GO                                                      5.125      03/01/2031            20,675
--------------------------------------------------------------------------------------------------------------------
        250,000   CA GO                                                      5.125      06/01/2031           258,710
--------------------------------------------------------------------------------------------------------------------
        100,000   CA GO                                                      5.150      10/01/2019           100,214
--------------------------------------------------------------------------------------------------------------------
        110,000   CA GO                                                      5.150      10/01/2019           110,235
--------------------------------------------------------------------------------------------------------------------
         40,000   CA GO                                                      5.250      04/01/2034            42,561
--------------------------------------------------------------------------------------------------------------------
         25,000   CA GO                                                      5.500      04/01/2019            25,070
--------------------------------------------------------------------------------------------------------------------
        255,000   CA GO                                                      5.500      03/01/2020           255,357
--------------------------------------------------------------------------------------------------------------------
          5,000   CA GO                                                      5.500      10/01/2022             5,011
--------------------------------------------------------------------------------------------------------------------
        200,000   CA GO                                                      6.250      10/01/2019           200,820
--------------------------------------------------------------------------------------------------------------------
     21,700,000   CA GO 10                                                   5.000      08/01/2035        22,685,506
--------------------------------------------------------------------------------------------------------------------
     24,890,000   CA GO 10                                                   5.000      06/01/2031        26,130,079
--------------------------------------------------------------------------------------------------------------------
     21,705,000   CA GO 10                                                   5.000      06/01/2031        22,800,633
--------------------------------------------------------------------------------------------------------------------
     16,070,000   CA Golden State Tobacco Securitization Corp.               6.250      06/01/2033        17,932,513
--------------------------------------------------------------------------------------------------------------------
     38,485,000   CA Golden State Tobacco Securitization Corp.               6.625      06/01/2040        43,695,869


                   21 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

      PRINCIPAL                                                                                                VALUE
         AMOUNT                                                             COUPON        MATURITY        SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------
CALIFORNIA Continued
$     1,600,000   CA Golden State Tobacco Securitization Corp.               6.750%     06/01/2039   $     1,829,488
--------------------------------------------------------------------------------------------------------------------
      1,350,000   CA Golden State Tobacco Securitization Corp. (TASC)        7.800      06/01/2042         1,641,236
--------------------------------------------------------------------------------------------------------------------
      2,825,000   CA Golden State Tobacco Securitization Corp. (TASC)        7.875      06/01/2042         3,446,218
--------------------------------------------------------------------------------------------------------------------
        150,000   CA Golden State Tobacco Securitization Corp. (TASC)        7.875      06/01/2042           182,985
--------------------------------------------------------------------------------------------------------------------
      2,000,000   CA Golden State Tobacco Securitization Corp. (TASC)        7.900      06/01/2042         2,442,580
--------------------------------------------------------------------------------------------------------------------
     57,000,000   CA Golden State Tobacco Securitization Corp. (TASC) 10     5.000      06/01/2035        59,705,220
--------------------------------------------------------------------------------------------------------------------
     10,500,000   CA Health Facilities Financing Authority
                  (Cedars-Sinai Medical Center)                              5.000      11/15/2034        10,842,300
--------------------------------------------------------------------------------------------------------------------
        445,000   CA Health Facilities Financing Authority
                  (Hospital of the Good Samaritan)                           7.000      09/01/2021           445,721
--------------------------------------------------------------------------------------------------------------------
         30,000   CA Health Facilities Financing Authority
                  (Pomona Valley Hospital Medical Center)                    5.625      07/01/2019            30,810
--------------------------------------------------------------------------------------------------------------------
        125,000   CA Health Facilities Financing Authority
                  (Small Facilities Loan), Series B                          7.400      04/01/2014           125,588
--------------------------------------------------------------------------------------------------------------------
         25,000   CA Health Facilities Financing Authority
                  (Stanford Health Care)                                     5.000      11/15/2028            25,615
--------------------------------------------------------------------------------------------------------------------
        380,000   CA Health Facilities Financing Authority (Sutter
                  Health)                                                    5.250      08/15/2027           390,002
--------------------------------------------------------------------------------------------------------------------
         15,000   CA Health Facilities Financing Authority
                  (UCSF-Stanford Health Care)                                5.000      11/15/2031            15,514
--------------------------------------------------------------------------------------------------------------------
         40,000   CA HFA (Multifamily Hsg.)                                  5.950      08/01/2028            40,830
--------------------------------------------------------------------------------------------------------------------
         25,000   CA HFA (Multifamily Hsg.), Series A                        5.900      02/01/2028            25,501
--------------------------------------------------------------------------------------------------------------------
         45,000   CA HFA (Multifamily Hsg.), Series B                        5.500      08/01/2039            46,113
--------------------------------------------------------------------------------------------------------------------
        140,000   CA HFA (Single Family Mtg.), Series A-2                    6.450      08/01/2025           141,544
--------------------------------------------------------------------------------------------------------------------
         15,000   CA HFA, Series A                                           5.600      08/01/2011            15,241
--------------------------------------------------------------------------------------------------------------------
        300,000   CA HFA, Series B                                           7.125      08/01/2024           303,810
--------------------------------------------------------------------------------------------------------------------
        275,000   CA HFA, Series B-1                                         5.600      08/01/2017           280,552
--------------------------------------------------------------------------------------------------------------------
     11,000,000   CA HFA, Series C                                           5.750      08/01/2030        11,769,780
--------------------------------------------------------------------------------------------------------------------
     17,250,000   CA HFA, Series E                                           5.000      02/01/2024        17,824,425
--------------------------------------------------------------------------------------------------------------------
      9,290,000   CA HFA, Series E                                           5.050      02/01/2026         9,602,144
--------------------------------------------------------------------------------------------------------------------
      3,000,000   CA Municipal Finance Authority
                  (Cancer Center of Santa Barbara)                           5.000      06/01/2036         3,121,230
--------------------------------------------------------------------------------------------------------------------
      2,100,000   CA Municipal Finance Authority
                  (ECHS/AHEF/HK-8CS Obligated Group)                         5.250      06/01/2036         2,179,086
--------------------------------------------------------------------------------------------------------------------
     11,500,000   CA Pollution Control Financing Authority
                  (Browning-Ferris Industries)                               6.875      11/01/2027        11,569,230
--------------------------------------------------------------------------------------------------------------------
         30,000   CA Pollution Control Financing Authority
                  (General Motors Corp.)                                     5.500      04/01/2008            29,989
--------------------------------------------------------------------------------------------------------------------
        420,000   CA Pollution Control Financing Authority (Mobil Oil
                  Corp.)                                                     5.500      12/01/2029           428,896
--------------------------------------------------------------------------------------------------------------------
        145,000   CA Pollution Control Financing Authority
                  (San Diego Gas & Electric Company)                         5.850      06/01/2021           145,220
--------------------------------------------------------------------------------------------------------------------
      1,015,000   CA Pollution Control Financing Authority
                  (San Diego Gas & Electric Company) 1                       5.850      06/01/2021         1,016,553


                   22 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

      PRINCIPAL                                                                                                VALUE
         AMOUNT                                                             COUPON        MATURITY        SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------
CALIFORNIA Continued
$     4,065,000   CA Pollution Control Financing Authority
                  (Waste Management)                                         5.000%     01/01/2022   $     4,236,868
--------------------------------------------------------------------------------------------------------------------
      3,000,000   CA Pollution Control Financing Authority
                  (Waste Management)                                         5.400      04/01/2025         3,190,350
--------------------------------------------------------------------------------------------------------------------
         25,000   CA Public Works (Dept. of Corrections)                     5.250      06/01/2028            26,430
--------------------------------------------------------------------------------------------------------------------
        200,000   CA Public Works (Dept. of General Services)                5.000      12/01/2027           208,190
--------------------------------------------------------------------------------------------------------------------
      2,340,000   CA Public Works (Dept. of Mental Health)                   5.000      11/01/2031         2,451,127
--------------------------------------------------------------------------------------------------------------------
        240,000   CA Public Works (State Universities)                       5.000      06/01/2023           240,101
--------------------------------------------------------------------------------------------------------------------
        425,000   CA Public Works (State Universities)                       5.500      12/01/2018           425,370
--------------------------------------------------------------------------------------------------------------------
         50,000   CA Public Works (State Universities)                       5.500      06/01/2019            50,072
--------------------------------------------------------------------------------------------------------------------
         50,000   CA Public Works (State Universities)                       5.500      06/01/2021            50,072
--------------------------------------------------------------------------------------------------------------------
        615,000   CA Public Works (State Universities)                       5.500      06/01/2021           615,879
--------------------------------------------------------------------------------------------------------------------
        870,000   CA Public Works (State Universities)                       5.500      06/01/2021           870,661
--------------------------------------------------------------------------------------------------------------------
        535,000   CA Public Works (Various California Universities)          5.500      06/01/2019           537,456
--------------------------------------------------------------------------------------------------------------------
      4,500,000   CA Rural Home Mtg. Finance Authority
                  (Single Family Mtg.)                                       5.400      12/01/2036         4,773,465
--------------------------------------------------------------------------------------------------------------------
     10,000,000   CA Rural Home Mtg. Finance Authority
                  (Single Family Mtg.)                                       5.400      06/01/2048        10,577,600
--------------------------------------------------------------------------------------------------------------------
      4,000,000   CA Rural Home Mtg. Finance Authority
                  (Single Family Mtg.) 1                                     5.500      08/01/2047         4,256,960
--------------------------------------------------------------------------------------------------------------------
        500,000   CA Rural Home Mtg. Finance Authority
                  (Single Family Mtg.)                                       5.500      08/01/2047           514,855
--------------------------------------------------------------------------------------------------------------------
         25,000   CA Rural Home Mtg. Finance Authority
                  (Single Family Mtg.), Series D                             6.700      05/01/2029            25,209
--------------------------------------------------------------------------------------------------------------------
        250,000   CA Statewide CDA                                           5.000      09/02/2018           250,098
--------------------------------------------------------------------------------------------------------------------
        245,000   CA Statewide CDA                                           5.000      09/02/2019           245,331
--------------------------------------------------------------------------------------------------------------------
        245,000   CA Statewide CDA                                           5.125      09/02/2020           246,181
--------------------------------------------------------------------------------------------------------------------
      3,000,000   CA Statewide CDA                                           5.125      09/02/2025         3,050,370
--------------------------------------------------------------------------------------------------------------------
      8,500,000   CA Statewide CDA                                           5.200      09/02/2036         8,754,660
--------------------------------------------------------------------------------------------------------------------
        100,000   CA Statewide CDA                                           6.527 5    09/01/2028            25,974
--------------------------------------------------------------------------------------------------------------------
         25,000   CA Statewide CDA                                           6.625      09/01/2027            25,247
--------------------------------------------------------------------------------------------------------------------
         50,000   CA Statewide CDA                                           6.750      09/01/2037            54,209
--------------------------------------------------------------------------------------------------------------------
        100,000   CA Statewide CDA                                           6.773 5    09/01/2034            16,003
--------------------------------------------------------------------------------------------------------------------
      5,400,000   CA Statewide CDA (Berkeley Montessori School)              7.250      10/01/2033         6,021,216
--------------------------------------------------------------------------------------------------------------------
        265,000   CA Statewide CDA (CA Odd Fellow Hsg.)                      5.500      10/01/2023           265,254
--------------------------------------------------------------------------------------------------------------------
        835,000   CA Statewide CDA (Citrus Gardens Apartments)               6.500      07/01/2032           874,128
--------------------------------------------------------------------------------------------------------------------
      1,410,000   CA Statewide CDA (Citrus Gardens Apartments)               9.000      07/01/2032         1,410,395
--------------------------------------------------------------------------------------------------------------------
      2,290,000   CA Statewide CDA (Clara)                                   5.050      01/20/2041         2,354,097
--------------------------------------------------------------------------------------------------------------------
      1,250,000   CA Statewide CDA (East Tabor Apartments)                   6.850      08/20/2036         1,378,088
--------------------------------------------------------------------------------------------------------------------
      9,800,000   CA Statewide CDA (East Valley Tourist)                     9.250      10/01/2020        10,747,072
--------------------------------------------------------------------------------------------------------------------
      5,000,000   CA Statewide CDA (Fairfield Apartments)                    7.250      01/01/2035         4,074,100


                   23 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

      PRINCIPAL                                                                                                VALUE
         AMOUNT                                                             COUPON        MATURITY        SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------
CALIFORNIA Continued
$     4,215,000   CA Statewide CDA (Family House & Housing
                  Foundation-Torrence I)                                     7.000%     04/20/2036   $     4,840,801
--------------------------------------------------------------------------------------------------------------------
     43,650,000   CA Statewide CDA (Foxdale Apartments)                      5.500      03/01/2040        43,377,188
--------------------------------------------------------------------------------------------------------------------
      1,145,000   CA Statewide CDA (International School Peninsula)          5.000      11/01/2025         1,152,385
--------------------------------------------------------------------------------------------------------------------
      1,000,000   CA Statewide CDA (International School Peninsula)          5.000      11/01/2029           996,560
--------------------------------------------------------------------------------------------------------------------
      5,000,000   CA Statewide CDA (John F. Kennedy University)              6.750      10/01/2033         5,483,050
--------------------------------------------------------------------------------------------------------------------
      2,050,000   CA Statewide CDA (Kaiser Permanente)                       5.300      12/01/2015         2,114,268
--------------------------------------------------------------------------------------------------------------------
      2,750,000   CA Statewide CDA (Live Oak School)                         6.750      10/01/2030         2,960,348
--------------------------------------------------------------------------------------------------------------------
      6,000,000   CA Statewide CDA (Marin Montessori School)                 7.000      10/01/2033         6,654,660
--------------------------------------------------------------------------------------------------------------------
      6,590,000   CA Statewide CDA (Mountain Shadows Community) 1            5.000      07/01/2031         6,753,893
--------------------------------------------------------------------------------------------------------------------
      1,400,000   CA Statewide CDA (Napa Valley Hospice)                     7.000      01/01/2034         1,473,598
--------------------------------------------------------------------------------------------------------------------
      1,650,000   CA Statewide CDA (Notre Dame de Namur University)          6.500      10/01/2023         1,800,909
--------------------------------------------------------------------------------------------------------------------
      1,635,000   CA Statewide CDA (Notre Dame de Namur University)          6.625      10/01/2033         1,786,336
--------------------------------------------------------------------------------------------------------------------
      1,435,000   CA Statewide CDA (Quail Ridge Apartments)                  6.500      07/01/2032         1,489,071
--------------------------------------------------------------------------------------------------------------------
      2,070,000   CA Statewide CDA (Quail Ridge Apartments)                  9.000      07/01/2032         2,068,696
--------------------------------------------------------------------------------------------------------------------
        450,000   CA Statewide CDA (Rio Bravo)                               6.300      12/01/2018           453,312
--------------------------------------------------------------------------------------------------------------------
      1,885,000   CA Statewide CDA (Sonoma Country Day School)               6.000      01/01/2029         1,799,873
--------------------------------------------------------------------------------------------------------------------
      2,280,000   CA Statewide CDA (St. Johns Manor Apartments)              4.850      12/20/2041         2,304,898
--------------------------------------------------------------------------------------------------------------------
        210,000   CA Statewide CDA (Stonehaven Student Hsg.)                 5.875      07/01/2032           227,226
--------------------------------------------------------------------------------------------------------------------
         15,000   CA Statewide CDA (Sutter Health Obligated Group)           5.500      08/15/2034            16,019
--------------------------------------------------------------------------------------------------------------------
      8,000,000   CA Statewide CDA (Sutter Health)                           5.000      11/15/2043         8,311,360
--------------------------------------------------------------------------------------------------------------------
        450,000   CA Statewide CDA (Sycamore)                                6.000      03/20/2038           491,054
--------------------------------------------------------------------------------------------------------------------
      4,000,000   CA Statewide CDA (Turning Point)                           6.500      11/01/2031         4,257,480
--------------------------------------------------------------------------------------------------------------------
         25,000   CA Statewide CDA COP (Internext Group)                     5.375      04/01/2030            25,394
--------------------------------------------------------------------------------------------------------------------
      1,065,000   CA Statewide CDA COP (Windward School)                     6.900      09/01/2023         1,088,206
--------------------------------------------------------------------------------------------------------------------
      9,000,000   CA Statewide CDA Linked PARS & INFLOS 1                    5.600 7    10/01/2011         9,480,060
--------------------------------------------------------------------------------------------------------------------
     80,000,000   CA Statewide CDA (Kaiser Permanente) 4,10                  0.000 7    04/01/2036        80,000,000
--------------------------------------------------------------------------------------------------------------------
        270,000   CA Statewide CDA Special Tax Community
                  Facilities District No. 97                                 6.842 5    09/01/2022           111,359
--------------------------------------------------------------------------------------------------------------------
        490,000   CA Statewide CDA, Series A                                 5.200      09/02/2025           504,705
--------------------------------------------------------------------------------------------------------------------
      3,595,000   CA Statewide CDA, Series A                                 5.350      09/02/2035         3,704,324
--------------------------------------------------------------------------------------------------------------------
    141,950,000   CA Statewide Financing Authority Tobacco Settlement        6.250 5    06/01/2046        13,263,808
--------------------------------------------------------------------------------------------------------------------
     45,175,000   CA Statewide Financing Authority Tobacco Settlement        6.375 5    06/01/2046         4,015,606
--------------------------------------------------------------------------------------------------------------------
    220,000,000   CA Statewide Financing Authority Tobacco Settlement        7.876 5    06/01/2055         5,667,200
--------------------------------------------------------------------------------------------------------------------
      5,000,000   CA Statewide Financing Authority Tobacco Settlement
                  (TASC)                                                     6.000      05/01/2037         5,325,200
--------------------------------------------------------------------------------------------------------------------
     11,745,000   CA Statewide Financing Authority Tobacco Settlement
                  (TASC)                                                     6.000      05/01/2043        12,508,895
--------------------------------------------------------------------------------------------------------------------
     30,000,000   CA Statewide Financing Authority Tobacco Settlement
                  (TASC)                                                     6.000      05/01/2043        31,951,200


                   24 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

      PRINCIPAL                                                                                                VALUE
         AMOUNT                                                             COUPON        MATURITY        SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------
CALIFORNIA Continued
$     3,720,000   CA Valley Health System COP                                6.875%     05/15/2023   $     3,725,654
--------------------------------------------------------------------------------------------------------------------
         75,000   CA Valley Health System, Series A                          6.500      05/15/2025            76,649
--------------------------------------------------------------------------------------------------------------------
        120,000   CA Veterans GO                                             4.700      12/01/2012           120,035
--------------------------------------------------------------------------------------------------------------------
      5,000,000   CA Veterans GO                                             4.700      12/01/2017         5,082,100
--------------------------------------------------------------------------------------------------------------------
         25,000   CA Veterans GO, Series BP                                  5.500      12/01/2026            25,021
--------------------------------------------------------------------------------------------------------------------
        165,000   CA Veterans GO, Series BR                                  5.250      12/01/2026           165,106
--------------------------------------------------------------------------------------------------------------------
     12,000,000   CA Veterans GO, Series BZ                                  5.350      12/01/2021        12,122,160
--------------------------------------------------------------------------------------------------------------------
         25,000   CA Water Resource Devel. GO, Series S                      5.500      04/01/2009            25,034
--------------------------------------------------------------------------------------------------------------------
      2,500,000   Calexico Community Facilities District No. 2005-1
                  Special Tax (Hearthstone)                                  5.500      09/01/2036         2,587,400
--------------------------------------------------------------------------------------------------------------------
      2,325,000   Calexico Community Facilities District No. 2005-1
                  Special Tax (Hearthstone)                                  5.550      09/01/2036         2,406,817
--------------------------------------------------------------------------------------------------------------------
         15,000   Campbell (Civic Center) COP                                5.250      10/01/2028            15,413
--------------------------------------------------------------------------------------------------------------------
      5,350,000   Campbell Redevel. Agency Tax Allocation                    5.000      10/01/2032         5,620,229
--------------------------------------------------------------------------------------------------------------------
         25,000   Carlsbad Improvement Bond Act 1915                         5.500      09/02/2028            25,011
--------------------------------------------------------------------------------------------------------------------
      1,480,000   Carlsbad Special Tax Community Facilities District
                  No. 3                                                      5.300      09/01/2036         1,520,789
--------------------------------------------------------------------------------------------------------------------
         25,000   Carson Improvement Bond Act 1915                           6.350      09/02/2023            25,804
--------------------------------------------------------------------------------------------------------------------
      1,370,000   Carson Improvement Bond Act 1915                           7.375      09/02/2022         1,373,014
--------------------------------------------------------------------------------------------------------------------
      6,450,000   Carson Public Financing Authority                          5.000      09/02/2031         6,700,970
--------------------------------------------------------------------------------------------------------------------
      1,040,000   Carson Public Financing Authority                          5.000      09/02/2031         1,048,570
--------------------------------------------------------------------------------------------------------------------
      6,000,000   Carson Redevel. Agency                                     6.000      01/01/2035         6,359,520
--------------------------------------------------------------------------------------------------------------------
        100,000   Central CA Joint Powers Health Financing Authority COP
                  (CHCC)                                                     6.000      02/01/2020           104,683
--------------------------------------------------------------------------------------------------------------------
         50,000   Central CA Joint Powers Health Financing Authority COP
                  (CHCC/FCHMC/SHF Obligated Group)                           6.000      02/01/2030            52,313
--------------------------------------------------------------------------------------------------------------------
      4,325,000   Cerritos Public Financing Authority Tax Allocation         5.000      11/01/2024         4,639,298
--------------------------------------------------------------------------------------------------------------------
      2,190,000   Chino Community Facilities District Special Tax            5.150      09/01/2036         2,224,033
--------------------------------------------------------------------------------------------------------------------
         45,000   Chino Community Facilities District Special Tax            5.950      09/01/2033            47,513
--------------------------------------------------------------------------------------------------------------------
      1,200,000   Chino Community Facilities District Special Tax            6.000      09/01/2028         1,273,020
--------------------------------------------------------------------------------------------------------------------
      1,340,000   Chino Community Facilities District Special Tax            6.000      09/01/2033         1,421,539
--------------------------------------------------------------------------------------------------------------------
        865,000   Chino Public Financing Authority                           5.000      09/01/2026           865,285
--------------------------------------------------------------------------------------------------------------------
        600,000   Chino Public Financing Authority                           5.000      09/01/2030           601,104
--------------------------------------------------------------------------------------------------------------------
          5,000   Chino Valley Unified School District COP                   5.000      09/01/2026             5,210
--------------------------------------------------------------------------------------------------------------------
      2,790,000   Chowchilla Redevel. Agency                                 5.000      08/01/2037         2,888,627
--------------------------------------------------------------------------------------------------------------------
      1,825,000   Chowchilla Redevel. Agency                                 5.000      08/01/2037         1,889,514
--------------------------------------------------------------------------------------------------------------------
      2,670,000   Chula Vista Community Facilities District
                  (Otay Ranch Village Seven)                                 5.350      09/01/2036         2,750,447
--------------------------------------------------------------------------------------------------------------------
      1,825,000   Coalinga Regional Medical Center COP                       5.750      09/01/2024         1,930,065
--------------------------------------------------------------------------------------------------------------------
      3,040,000   Coalinga Regional Medical Center COP                       6.000      09/01/2034         3,181,451
--------------------------------------------------------------------------------------------------------------------
      2,195,000   Colton Community Facilities District Special Tax           7.500      09/01/2020         2,351,482


                   25 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

      PRINCIPAL                                                                                                VALUE
         AMOUNT                                                             COUPON        MATURITY        SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------
CALIFORNIA Continued
$     2,800,000   Commerce Community Devel. Corp. Tax Allocation             6.000%     08/01/2021   $     2,877,476
--------------------------------------------------------------------------------------------------------------------
         30,000   Contra Costa County Public Financing Authority
                  Tax Allocation                                             5.850      08/01/2033            32,095
--------------------------------------------------------------------------------------------------------------------
         25,000   Contra Costa Water District                                5.000      10/01/2022            25,141
--------------------------------------------------------------------------------------------------------------------
      4,000,000   Corcoran Hospital District, Series A                       5.000      08/01/2035         4,164,200
--------------------------------------------------------------------------------------------------------------------
      2,005,000   Corona Community Facilities District (Buchanan Street)     5.150      09/01/2036         2,037,521
--------------------------------------------------------------------------------------------------------------------
      1,750,000   Corona-Norco Unified School District Community
                  Facilities District No. 04-1                               5.200      09/01/2036         1,785,000
--------------------------------------------------------------------------------------------------------------------
      3,335,000   Davis Public Facilities Financing Authority
                  (Mace Ranch Area)                                          6.600      09/01/2025         3,442,454
--------------------------------------------------------------------------------------------------------------------
        500,000   Downey Community Devel. Commission Tax Allocation
                  (Downey Redevel.)                                          5.125      08/01/2028           502,535
--------------------------------------------------------------------------------------------------------------------
      8,450,000   Duarte COP (Hope National Medical Center)                  5.250      04/01/2031         8,679,418
--------------------------------------------------------------------------------------------------------------------
      3,280,000   East Palo Alto Redevel. Agency Tax Allocation
                  (University Circle-Gateway)                                6.625      10/01/2029         3,520,326
--------------------------------------------------------------------------------------------------------------------
        400,000   Eastern CA Municipal Water District                        5.125      09/01/2035           404,744
--------------------------------------------------------------------------------------------------------------------
        525,000   Eastern CA Municipal Water District                        5.200      09/01/2036           535,500
--------------------------------------------------------------------------------------------------------------------
      3,740,000   Eastern CA Municipal Water District                        5.250      09/01/2035         3,815,137
--------------------------------------------------------------------------------------------------------------------
      1,205,000   Eastern CA Municipal Water District                        5.250      09/01/2036         1,229,208
--------------------------------------------------------------------------------------------------------------------
      1,500,000   Eastern CA Municipal Water District
                  (Crown Valley Village)                                     5.625      09/01/2034         1,530,615
--------------------------------------------------------------------------------------------------------------------
        425,000   Eastern CA Municipal Water District Community
                  Facilities Special Tax No. 2003-25                         5.000      09/01/2036           427,070
--------------------------------------------------------------------------------------------------------------------
         20,000   Eastern CA Municipal Water District Community
                  Facilities Special Tax No. 2004-26                         5.000      09/01/2025            20,207
--------------------------------------------------------------------------------------------------------------------
      1,725,000   Eastern CA Municipal Water District Improvement Bond
                  Act 1915                                                   5.500      09/02/2035         1,777,043
--------------------------------------------------------------------------------------------------------------------
      4,000,000   El Dorado County Special Tax                               5.250      09/01/2035         4,095,120
--------------------------------------------------------------------------------------------------------------------
      1,900,000   El Dorado County Special Tax                               5.350      09/01/2035         1,954,549
--------------------------------------------------------------------------------------------------------------------
      2,000,000   Escondido Joint Powers Financing Authority
                  (California Center for the Arts)                           6.000      09/01/2018         2,010,360
--------------------------------------------------------------------------------------------------------------------
      1,400,000   Escondido Special Tax Community Facilities
                  District No. 01 (Eureka)                                   5.100      09/01/2026         1,416,338
--------------------------------------------------------------------------------------------------------------------
      2,800,000   Escondido Special Tax Community Facilities
                  District No. 01 (Eureka)                                   5.150      09/01/2036         2,845,416
--------------------------------------------------------------------------------------------------------------------
        700,000   Farmersville Unified School District COP                   5.000      08/01/2026           729,442
--------------------------------------------------------------------------------------------------------------------
        570,000   Fillmore Redevel. Agency Tax Allocation                    5.000      05/01/2014           577,045
--------------------------------------------------------------------------------------------------------------------
        760,000   Fillmore Redevel. Agency Tax Allocation                    5.000      05/01/2015           770,458
--------------------------------------------------------------------------------------------------------------------
        935,000   Fillmore Redevel. Agency Tax Allocation                    5.000      05/01/2016           946,332
--------------------------------------------------------------------------------------------------------------------
      1,080,000   Fillmore Redevel. Agency Tax Allocation                    5.000      05/01/2017         1,086,134
--------------------------------------------------------------------------------------------------------------------
      1,135,000   Fillmore Redevel. Agency Tax Allocation                    5.000      05/01/2018         1,144,069
--------------------------------------------------------------------------------------------------------------------
      4,000,000   Fillmore Redevel. Agency Tax Allocation                    5.125      05/01/2021         4,033,280
--------------------------------------------------------------------------------------------------------------------
      3,000,000   Fillmore Redevel. Agency Tax Allocation                    5.300      05/01/2023         3,044,250


                   26 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

      PRINCIPAL                                                                                                VALUE
         AMOUNT                                                             COUPON        MATURITY        SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------
CALIFORNIA  Continued
$    13,000,000   Fillmore Redevel. Agency Tax Allocation                    5.375%     05/01/2031   $    13,376,610
--------------------------------------------------------------------------------------------------------------------
      1,625,000   Folsom Special Tax Community Facilities District No. 10    6.300      09/01/2012         1,708,379
--------------------------------------------------------------------------------------------------------------------
      8,500,000   Folsom Special Tax Community Facilities District No. 10    6.875      09/01/2019         9,113,445
--------------------------------------------------------------------------------------------------------------------
         50,000   Folsom Special Tax Community Facilities District No. 14    6.300      09/01/2032            53,746
--------------------------------------------------------------------------------------------------------------------
      2,615,000   Folsom Special Tax Community Facilities District No. 31    5.000      09/01/2026         2,635,685
--------------------------------------------------------------------------------------------------------------------
      5,195,000   Folsom Special Tax Community Facilities District No. 31    5.000      09/01/2036         5,220,300
--------------------------------------------------------------------------------------------------------------------
         10,000   Fontana Redevel. Agency (Jurupa Hills)                     5.500      10/01/2027            10,278
--------------------------------------------------------------------------------------------------------------------
     10,000,000   Foothill Eastern Transportation Corridor Agency Toll
                  Road                                                       5.877 5    01/15/2030         2,678,400
--------------------------------------------------------------------------------------------------------------------
      5,100,000   Fremont Community Facilities District (Pacific Commons)    5.375      09/01/2036         5,237,292
--------------------------------------------------------------------------------------------------------------------
         20,000   Fremont Community Facilities District (Pacific Commons)    6.250      09/01/2026            21,027
--------------------------------------------------------------------------------------------------------------------
      2,815,000   Fullerton Redevel. Agency COP 4                            5.000      04/01/2026         2,950,036
--------------------------------------------------------------------------------------------------------------------
      5,180,000   Fullerton Redevel. Agency COP 4                            5.000      04/01/2034         5,411,132
--------------------------------------------------------------------------------------------------------------------
      1,675,000   Hawthorne Community Redevel. Agency Special Tax            7.200      10/01/2025         1,729,186
--------------------------------------------------------------------------------------------------------------------
      1,180,000   Hawthorne Community Redevel. Agency Special Tax            7.200      10/01/2025         1,218,173
--------------------------------------------------------------------------------------------------------------------
      1,165,000   Heber Public Utilities District (Heber Meadows)            5.300      09/01/2035         1,199,682
--------------------------------------------------------------------------------------------------------------------
        785,000   Hemet Unified School District                              5.125      09/01/2036           793,266
--------------------------------------------------------------------------------------------------------------------
      1,505,000   Hemet Unified School District                              5.250      09/01/2035         1,537,779
--------------------------------------------------------------------------------------------------------------------
      2,375,000   Hercules Redevel. Agency Tax Allocation                    5.000      08/01/2029         2,498,381
--------------------------------------------------------------------------------------------------------------------
      1,370,000   Hesperia Public Financing Authority, Tranche A             6.250      09/01/2035         1,371,288
--------------------------------------------------------------------------------------------------------------------
      3,375,000   Hesperia Public Financing Authority, Tranche B             6.250      09/01/2035         3,378,173
--------------------------------------------------------------------------------------------------------------------
      3,355,000   Hesperia Public Financing Authority, Tranche C             6.250      09/01/2035         3,358,154
--------------------------------------------------------------------------------------------------------------------
      3,250,000   Hollister Joint Powers Financing Authority Wastewater      5.000      06/01/2032         3,424,460
--------------------------------------------------------------------------------------------------------------------
      3,000,000   Huntington Park Public Financing Authority, Series A 2     6.200      10/01/2025         3,084,300
--------------------------------------------------------------------------------------------------------------------
        870,000   Imperial County Special Tax                                5.000      09/01/2026           870,287
--------------------------------------------------------------------------------------------------------------------
      1,070,000   Imperial County Special Tax                                5.000      09/01/2037         1,071,166
--------------------------------------------------------------------------------------------------------------------
      3,385,000   Imperial County Special Tax                                5.000      09/01/2037         3,388,690
--------------------------------------------------------------------------------------------------------------------
        295,000   Imperial County Special Tax                                5.000      09/01/2037           295,322
--------------------------------------------------------------------------------------------------------------------
      1,550,000   Imperial County Special Tax                                5.100      09/01/2037         1,563,377
--------------------------------------------------------------------------------------------------------------------
      7,000,000   Independent Cities Lease Finance Authority (Caritas)       5.200      08/15/2045         7,341,530
--------------------------------------------------------------------------------------------------------------------
        130,000   Independent Cities Lease Finance Authority
                  (El Granada Mobile Home Park)                              6.000      05/15/2034           137,401
--------------------------------------------------------------------------------------------------------------------
      3,000,000   Independent Cities Lease Finance Authority
                  (San Juan Mobile Estates)                                  5.125      05/15/2041         3,071,040
--------------------------------------------------------------------------------------------------------------------
        500,000   Independent Cities Lease Finance Authority
                  (San Juan Mobile Estates)                                  5.450      05/15/2026           506,685
--------------------------------------------------------------------------------------------------------------------
      1,100,000   Independent Cities Lease Finance Authority
                  (San Juan Mobile Estates)                                  5.850      05/15/2041         1,129,942
--------------------------------------------------------------------------------------------------------------------
      2,445,000   Indio Community Facilities District Special Tax            5.200      09/01/2027         2,473,802
--------------------------------------------------------------------------------------------------------------------
      2,215,000   Indio Community Facilities District Special Tax            5.250      09/01/2027         2,246,431
--------------------------------------------------------------------------------------------------------------------
      2,520,000   Indio Community Facilities District Special Tax            5.250      09/01/2036         2,558,228


                   27 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

      PRINCIPAL                                                                                                VALUE
         AMOUNT                                                             COUPON        MATURITY        SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------
CALIFORNIA Continued
$     4,095,000   Indio Community Facilities District Special Tax            5.250%     09/01/2036   $     4,157,121
--------------------------------------------------------------------------------------------------------------------
        295,000   Indio Community Facilities District Special Tax
                  (Sonora Wells)                                             5.000      09/01/2020           298,912
--------------------------------------------------------------------------------------------------------------------
        310,000   Indio Community Facilities District Special Tax
                  (Sonora Wells)                                             5.000      09/01/2021           313,162
--------------------------------------------------------------------------------------------------------------------
        645,000   Indio Community Facilities District Special Tax
                  (Sonora Wells)                                             5.050      09/01/2026           650,089
--------------------------------------------------------------------------------------------------------------------
      2,885,000   Indio Community Facilities District Special Tax
                  (Sonora Wells)                                             5.125      09/01/2036         2,926,342
--------------------------------------------------------------------------------------------------------------------
      2,000,000   Indio Improvement Bond Act 1915 Assessment
                  District No. 2003-03                                       6.125      09/02/2029         2,178,620
--------------------------------------------------------------------------------------------------------------------
      2,820,000   Indio Improvement Bond Act 1915 Assessment
                  District No. 2004-03                                       5.500      09/02/2030         2,964,271
--------------------------------------------------------------------------------------------------------------------
      2,000,000   Indio Public Financing Authority                           6.100      09/02/2029         2,181,740
--------------------------------------------------------------------------------------------------------------------
      4,250,000   Indio Redevel. Agency Tax, Series B                        6.500      08/15/2034         4,686,858
--------------------------------------------------------------------------------------------------------------------
        900,000   Irvine Improvement Bond Act 1915                           5.100      09/02/2024           911,385
--------------------------------------------------------------------------------------------------------------------
      2,000,000   Jurupa Community Services District Special Tax             5.000      09/01/2036         2,009,740
--------------------------------------------------------------------------------------------------------------------
        700,000   Jurupa Community Services District Special Tax
                  Community Facilities District No. 19 (Eastvale)            5.000      09/01/2027           707,672
--------------------------------------------------------------------------------------------------------------------
      2,000,000   Jurupa Community Services District Special Tax
                  Community Facilities District No. 19 (Eastvale)            5.000      09/01/2036         2,009,740
--------------------------------------------------------------------------------------------------------------------
      1,540,000   Jurupa Unified School District                             5.450      09/01/2035         1,571,185
--------------------------------------------------------------------------------------------------------------------
      3,455,000   Kern County Hsg. Authority (Pioneer Pines)                 6.150      10/20/2043         3,808,205
--------------------------------------------------------------------------------------------------------------------
          5,000   King Community Devel. Agency (King City Redevel.)          6.400      09/01/2009             4,997
--------------------------------------------------------------------------------------------------------------------
         30,000   Kingsburg Public Financing Authority                       8.000      09/15/2021            30,068
--------------------------------------------------------------------------------------------------------------------
      4,500,000   La Verne COP (Bethren Hillcrest Homes)                     6.625      02/15/2025         4,953,600
--------------------------------------------------------------------------------------------------------------------
      2,020,000   Lake Elsinore Community Facilities District No. 2006-2
                  Special Tax (Viscaya)                                      5.400      09/01/2036         2,078,721
--------------------------------------------------------------------------------------------------------------------
      1,665,000   Lake Elsinore Public Financing Authority, Series F         7.100      09/01/2020         1,725,972
--------------------------------------------------------------------------------------------------------------------
      1,325,000   Lake Elsinore Special Tax                                  5.150      09/01/2036         1,342,782
--------------------------------------------------------------------------------------------------------------------
        980,000   Lake Elsinore Special Tax                                  5.200      09/01/2026           998,708
--------------------------------------------------------------------------------------------------------------------
        920,000   Lake Elsinore Special Tax                                  5.200      09/01/2026           934,646
--------------------------------------------------------------------------------------------------------------------
      2,800,000   Lake Elsinore Special Tax                                  5.250      09/01/2037         2,855,104
--------------------------------------------------------------------------------------------------------------------
      1,100,000   Lake Elsinore Special Tax                                  5.350      09/01/2036         1,128,534
--------------------------------------------------------------------------------------------------------------------
      1,210,000   Lake Elsinore Special Tax                                  5.350      09/01/2036         1,241,387
--------------------------------------------------------------------------------------------------------------------
      2,000,000   Lake Elsinore Special Tax                                  5.450      09/01/2036         2,064,420
--------------------------------------------------------------------------------------------------------------------
      3,430,000   Lake Elsinore Unified School District                      5.350      09/01/2035         3,499,183
--------------------------------------------------------------------------------------------------------------------
      1,220,000   Lake Elsinore Unified School District                      5.350      09/01/2035         1,244,607
--------------------------------------------------------------------------------------------------------------------
      1,240,000   Lake Elsinore Unified School District                      5.400      09/01/2035         1,265,060
--------------------------------------------------------------------------------------------------------------------
      1,800,000   Lathrop Financing Authority (Water Supply)                 6.000      06/01/2035         1,905,048
--------------------------------------------------------------------------------------------------------------------
      3,430,000   Lathrop Improvement Bond Act 1915 (Mossdale Village)       5.100      09/02/2035         3,459,292


                   28 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

      PRINCIPAL                                                                                                VALUE
         AMOUNT                                                             COUPON        MATURITY        SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------
CALIFORNIA Continued
$        50,000   Lathrop Improvement Bond Act 1915 (Mossdale Village)       6.000%     09/02/2022   $        51,531
--------------------------------------------------------------------------------------------------------------------
         20,000   Lathrop Improvement Bond Act 1915 (Mossdale Village)       6.125      09/02/2028            20,627
--------------------------------------------------------------------------------------------------------------------
      4,490,000   Lathrop Special Tax Community Facilities District No.
                  03-2                                                       7.000      09/01/2033         4,685,046
--------------------------------------------------------------------------------------------------------------------
        475,000   Lathrop Special Tax Community Facilities District No.
                  06-1                                                       5.000      09/01/2015           486,804
--------------------------------------------------------------------------------------------------------------------
        445,000   Lathrop Special Tax Community Facilities District No.
                  06-1                                                       5.000      09/01/2016           453,985
--------------------------------------------------------------------------------------------------------------------
        670,000   Lathrop Special Tax Community Facilities District No.
                  06-1                                                       5.125      09/01/2017           688,874
--------------------------------------------------------------------------------------------------------------------
        800,000   Lathrop Special Tax Community Facilities District No.
                  06-1                                                       5.125      09/01/2018           822,232
--------------------------------------------------------------------------------------------------------------------
      1,015,000   Lathrop Special Tax Community Facilities District No.
                  06-1                                                       5.200      09/01/2019         1,045,592
--------------------------------------------------------------------------------------------------------------------
        505,000   Lathrop Special Tax Community Facilities District No.
                  06-1                                                       5.250      09/01/2021           519,731
--------------------------------------------------------------------------------------------------------------------
      2,680,000   Lathrop Special Tax Community Facilities District No.
                  06-1                                                       5.300      09/01/2026         2,751,797
--------------------------------------------------------------------------------------------------------------------
     15,305,000   Lathrop Special Tax Community Facilities District No.
                  06-1                                                       5.375      09/01/2036        15,696,043
--------------------------------------------------------------------------------------------------------------------
         50,000   Lee Lake Water District Community Facilities
                  District No. 1 (Sycamore Creek)                            6.000      09/01/2033            53,803
--------------------------------------------------------------------------------------------------------------------
        635,000   Lincoln Special Tax                                        5.000      09/01/2026           635,210
--------------------------------------------------------------------------------------------------------------------
      1,565,000   Lincoln Special Tax                                        5.000      09/01/2036         1,566,706
--------------------------------------------------------------------------------------------------------------------
        680,000   Lincoln Special Tax                                        5.900      09/01/2024           707,574
--------------------------------------------------------------------------------------------------------------------
        905,000   Lincoln Special Tax                                        5.950      09/01/2028           942,250
--------------------------------------------------------------------------------------------------------------------
         20,000   Lincoln Special Tax Community Facilities
                  District No. 2003-1                                        6.000      09/01/2034            20,738
--------------------------------------------------------------------------------------------------------------------
      1,305,000   Lindsay Redevel. Agency                                    5.000      08/01/2025         1,354,864
--------------------------------------------------------------------------------------------------------------------
      2,290,000   Lindsay Redevel. Agency                                    5.000      08/01/2035         2,372,600
--------------------------------------------------------------------------------------------------------------------
         25,000   Loma Linda Collateralized Loan (Redlands)                  7.375      06/01/2009            25,729
--------------------------------------------------------------------------------------------------------------------
         25,000   Long Beach Bond Finance Authority
                  (Aquarium of the South Pacific)                            5.000      11/01/2026            25,991
--------------------------------------------------------------------------------------------------------------------
     10,770,000   Long Beach Bond Finance Authority (Hsg. & Gas Utility)     5.000      08/01/2035        11,290,299
--------------------------------------------------------------------------------------------------------------------
        150,000   Long Beach Special Tax (Towne Center)                      6.875      10/01/2025           153,596
--------------------------------------------------------------------------------------------------------------------
        430,000   Los Alamitos Unified School District COP                   5.600      02/01/2022           434,881
--------------------------------------------------------------------------------------------------------------------
      1,485,000   Los Angeles Community Redevel. Agency
                  (Grand Central Square)                                     5.850      12/01/2026         1,500,296
--------------------------------------------------------------------------------------------------------------------
      2,720,000   Los Angeles Community Redevel. Agency
                  (Manchester Social Services)                               5.000      09/01/2037         2,852,382
--------------------------------------------------------------------------------------------------------------------
      5,000,000   Los Angeles Community Redevel. Agency (The Alexandria)     4.900      08/15/2039         5,082,250
--------------------------------------------------------------------------------------------------------------------
        315,000   Los Angeles County Public Works Financing Authority 1      5.250      09/01/2013           321,713
--------------------------------------------------------------------------------------------------------------------
      9,500,000   Los Angeles Dept. of Water & Power System 10               5.000      07/01/2024         9,660,598
--------------------------------------------------------------------------------------------------------------------
        200,000   Los Angeles Dept. of Water & Power, Series A               5.125      07/01/2041           207,234
--------------------------------------------------------------------------------------------------------------------
     17,585,000   Los Angeles Harbor Dept. 10                                5.000      08/01/2025        18,595,328
--------------------------------------------------------------------------------------------------------------------
     18,495,000   Los Angeles Harbor Dept. 10                                5.000      08/01/2026        19,556,993
--------------------------------------------------------------------------------------------------------------------
      5,230,000   Los Angeles Hsg. (Park Plaza)                              5.500      01/20/2043         5,489,251
--------------------------------------------------------------------------------------------------------------------
      1,500,000   Los Angeles IDA (Santee Court Parking Facility)            5.000      12/01/2020         1,559,070
--------------------------------------------------------------------------------------------------------------------
      1,100,000   Los Angeles IDA (Santee Court Parking Facility)            5.000      12/01/2027         1,138,445


                   29 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

      PRINCIPAL                                                                                                VALUE
         AMOUNT                                                             COUPON        MATURITY        SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------
CALIFORNIA Continued
$        25,000   Los Angeles Regional Airports Improvement Corp.
                  (United Airlines) 8,9                                      8.800%     11/15/2021   $        23,063
--------------------------------------------------------------------------------------------------------------------
      5,000,000   Los Angeles Unified School District 10                     5.625      07/01/2015         5,326,750
--------------------------------------------------------------------------------------------------------------------
      5,000,000   Los Angeles Unified School District 10                     5.625      07/01/2016         5,326,750
--------------------------------------------------------------------------------------------------------------------
      3,000,000   Los Angeles Unified School District 10                     5.625      07/01/2017         3,196,050
--------------------------------------------------------------------------------------------------------------------
         15,000   Los Gatos Union School District                            5.000      08/01/2024            15,581
--------------------------------------------------------------------------------------------------------------------
         65,000   M-S-R Public Power Agency (San Juan)                       6.000      07/01/2022            68,200
--------------------------------------------------------------------------------------------------------------------
     18,200,000   M-S-R Public Power Agency (San Juan) 10                    4.200      07/01/2017        18,427,591
--------------------------------------------------------------------------------------------------------------------
        135,000   Madera County COP (Valley Children's Hospital)             5.750      03/15/2028           135,284
--------------------------------------------------------------------------------------------------------------------
        925,000   Madera Special Tax                                         5.000      09/01/2036           920,005
--------------------------------------------------------------------------------------------------------------------
         50,000   Marina Community Facilities District Special Tax           6.250      09/01/2023            51,569
--------------------------------------------------------------------------------------------------------------------
        100,000   Mendocino Coast Healthcare District                        5.875      02/01/2020           101,124
--------------------------------------------------------------------------------------------------------------------
      1,375,000   Mendota Joint Powers Financing Authority Wastewater        5.150      07/01/2035         1,396,986
--------------------------------------------------------------------------------------------------------------------
        610,000   Menifee Union School District Special Tax                  5.000      09/01/2026           606,584
--------------------------------------------------------------------------------------------------------------------
      1,760,000   Menifee Union School District Special Tax                  5.000      09/01/2036         1,750,496
--------------------------------------------------------------------------------------------------------------------
        915,000   Menifee Union School District Special Tax                  5.200      09/01/2030           933,392
--------------------------------------------------------------------------------------------------------------------
        400,000   Menifee Union School District Special Tax                  5.200      09/01/2035           406,620
--------------------------------------------------------------------------------------------------------------------
        500,000   Menifee Union School District Special Tax                  5.250      09/01/2035           509,840
--------------------------------------------------------------------------------------------------------------------
      1,010,000   Menifee Union School District Special Tax                  5.250      09/01/2036         1,030,291
--------------------------------------------------------------------------------------------------------------------
        690,000   Menifee Union School District Special Tax                  5.500      09/01/2034           704,007
--------------------------------------------------------------------------------------------------------------------
        385,000   Menifee Union School District Special Tax                  5.500      09/01/2034           392,816
--------------------------------------------------------------------------------------------------------------------
     13,000,000   Merced Irrigation District 10                              5.250      09/01/2036        13,998,985
--------------------------------------------------------------------------------------------------------------------
      2,930,000   Merced Special Tax                                         5.000      09/01/2036         2,966,596
--------------------------------------------------------------------------------------------------------------------
         25,000   Metropolitan Water District of Southern CA, Series A       5.000      07/01/2037            25,410
--------------------------------------------------------------------------------------------------------------------
      1,785,000   Mission Springs Water District                             5.200      09/02/2032         1,819,718
--------------------------------------------------------------------------------------------------------------------
         25,000   Mission Viejo Community Devel.
                  (City Hall Construction/Library)                           5.000      05/01/2028            25,745
--------------------------------------------------------------------------------------------------------------------
        460,000   Modesto Irrigation District COP                            5.300      07/01/2022           460,497
--------------------------------------------------------------------------------------------------------------------
      3,000,000   Modesto Special Tax Community Facilities District No. 4    5.150      09/01/2036         3,048,660
--------------------------------------------------------------------------------------------------------------------
      4,250,000   Moorpark Community Facilities District No. 2004-1
                  (Moorpark Highlands)                                       5.300      09/01/2038         4,363,858
--------------------------------------------------------------------------------------------------------------------
      1,475,000   Moreno Valley Unified School District Community
                  Facilities District                                        5.150      09/01/2035         1,496,904
--------------------------------------------------------------------------------------------------------------------
        680,000   Moreno Valley Unified School District Community
                  Facilities District No. 2004-5                             5.200      09/01/2036           693,036
--------------------------------------------------------------------------------------------------------------------
        815,000   Moreno Valley Unified School District Community
                  Facilities District No. 2005-2                             5.000      09/01/2036           818,969
--------------------------------------------------------------------------------------------------------------------
        100,000   Mountain View Los Altos Union High School District COP     5.250      08/01/2040           100,628
--------------------------------------------------------------------------------------------------------------------
        700,000   Murrieta Community Facilities District Special Tax
                  (Bremerton)                                                5.625      09/01/2034           733,033


                   30 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

      PRINCIPAL                                                                                                VALUE
         AMOUNT                                                             COUPON        MATURITY        SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------
CALIFORNIA Continued
$     1,810,000   Murrieta Community Facilities District Special Tax
                  (Creekside Village)                                        5.200%     09/01/2035   $     1,833,078
--------------------------------------------------------------------------------------------------------------------
        240,000   Murrieta Community Facilities District Special Tax
                  (Meadowlane/Amberwalk)                                     5.125      09/01/2035           241,471
--------------------------------------------------------------------------------------------------------------------
        875,000   Murrieta Community Facilities District Special Tax
                  (Murrieta Fields)                                          5.250      09/01/2035           888,274
--------------------------------------------------------------------------------------------------------------------
      2,500,000   Murrieta Community Facilities District Special Tax
                  (Murrieta Springs)                                         5.500      09/01/2034         2,558,225
--------------------------------------------------------------------------------------------------------------------
         25,000   Murrieta Valley Unified School District Special Tax        5.250      09/01/2037            25,492
--------------------------------------------------------------------------------------------------------------------
        370,000   Murrieta Valley Unified School District Special Tax        5.375      09/01/2026           377,467
--------------------------------------------------------------------------------------------------------------------
        680,000   Murrieta Valley Unified School District Special Tax        5.450      09/01/2038           693,736
--------------------------------------------------------------------------------------------------------------------
         25,000   Murrieta Water Public Financing Authority                  6.600      10/01/2016            25,101
--------------------------------------------------------------------------------------------------------------------
        300,000   Northern CA Power Agency (Hydroelectric)                   5.000      07/01/2028           306,501
--------------------------------------------------------------------------------------------------------------------
      1,025,000   Northern CA Power Agency (Hydroelectric) 1                 5.125      07/01/2023         1,050,246
--------------------------------------------------------------------------------------------------------------------
     22,770,000   Northern CA Tobacco Securitization Authority (TASC)        5.500      06/01/2045        23,844,516
--------------------------------------------------------------------------------------------------------------------
    157,335,000   Northern CA Tobacco Securitization Authority (TASC)        6.700 5    06/01/2045        12,847,976
--------------------------------------------------------------------------------------------------------------------
     14,315,000   Northstar Community Services District                      5.000      09/01/2037        14,411,913
--------------------------------------------------------------------------------------------------------------------
      6,000,000   Northstar Community Services District                      5.550      09/01/2036         6,208,800
--------------------------------------------------------------------------------------------------------------------
      4,445,000   Oakley Public Finance Authority                            5.250      09/02/2036         4,559,192
--------------------------------------------------------------------------------------------------------------------
      4,060,000   Orange Unified School District                             5.375      09/01/2036         4,141,971
--------------------------------------------------------------------------------------------------------------------
         30,000   Oxnard School District                                     5.000      08/01/2031            30,969
--------------------------------------------------------------------------------------------------------------------
      1,555,000   Palm Desert Financing Authority                            5.000 5    08/01/2014         1,091,750
--------------------------------------------------------------------------------------------------------------------
        440,000   Palm Desert Financing Authority                            5.050 5    08/01/2015           294,690
--------------------------------------------------------------------------------------------------------------------
        390,000   Palm Desert Financing Authority                            5.100 5    08/01/2016           248,153
--------------------------------------------------------------------------------------------------------------------
        230,000   Palm Desert Financing Authority                            5.650 5    04/01/2018           130,369
--------------------------------------------------------------------------------------------------------------------
      1,020,000   Palm Desert Financing Authority                            5.650 5    08/01/2018           568,650
--------------------------------------------------------------------------------------------------------------------
        265,000   Palm Desert Financing Authority                            5.750 5    04/01/2019           140,143
--------------------------------------------------------------------------------------------------------------------
      1,165,000   Palm Desert Financing Authority                            5.750 5    08/01/2019           605,718
--------------------------------------------------------------------------------------------------------------------
        305,000   Palm Desert Financing Authority                            5.850 5    04/01/2020           151,274
--------------------------------------------------------------------------------------------------------------------
      1,310,000   Palm Desert Financing Authority                            5.850 5    08/01/2020           638,704
--------------------------------------------------------------------------------------------------------------------
        340,000   Palm Desert Financing Authority                            5.900 5    04/01/2021           157,005
--------------------------------------------------------------------------------------------------------------------
      1,450,000   Palm Desert Financing Authority                            5.900 5    08/01/2021           658,010
--------------------------------------------------------------------------------------------------------------------
        380,000   Palm Desert Financing Authority                            6.000 5    04/01/2022           163,970
--------------------------------------------------------------------------------------------------------------------
      1,605,000   Palm Desert Financing Authority                            6.000 5    08/01/2022           680,440
--------------------------------------------------------------------------------------------------------------------
        395,000   Palm Desert Financing Authority                            6.010 5    04/01/2023           160,694
--------------------------------------------------------------------------------------------------------------------
      1,755,000   Palm Desert Financing Authority                            6.010 5    08/01/2023           701,491
--------------------------------------------------------------------------------------------------------------------
        410,000   Palm Desert Financing Authority                            6.020 5    04/01/2024           157,083
--------------------------------------------------------------------------------------------------------------------
      1,910,000   Palm Desert Financing Authority                            6.020 5    08/01/2024           719,000
--------------------------------------------------------------------------------------------------------------------
        430,000   Palm Desert Financing Authority                            6.030 5    04/01/2025           154,847
--------------------------------------------------------------------------------------------------------------------
      2,070,000   Palm Desert Financing Authority                            6.030 5    08/01/2025           732,345


                   31 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

      PRINCIPAL                                                                                                VALUE
         AMOUNT                                                             COUPON        MATURITY        SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------
CALIFORNIA Continued
$       445,000   Palm Desert Financing Authority                            6.040% 5   04/01/2026   $       150,321
--------------------------------------------------------------------------------------------------------------------
      2,235,000   Palm Desert Financing Authority                            6.040 5    08/01/2026           741,640
--------------------------------------------------------------------------------------------------------------------
        465,000   Palm Desert Financing Authority                            6.050 5    04/01/2027           147,582
--------------------------------------------------------------------------------------------------------------------
      1,400,000   Palm Desert Financing Authority                            6.050 5    08/01/2027           436,464
--------------------------------------------------------------------------------------------------------------------
        480,000   Palm Desert Financing Authority                            6.060 5    04/01/2028           142,978
--------------------------------------------------------------------------------------------------------------------
      1,415,000   Palm Desert Financing Authority                            6.060 5    08/01/2028           413,972
--------------------------------------------------------------------------------------------------------------------
        500,000   Palm Desert Financing Authority                            6.070 5    04/01/2029           140,000
--------------------------------------------------------------------------------------------------------------------
      1,370,000   Palm Desert Financing Authority                            6.070 5    08/01/2029           376,750
--------------------------------------------------------------------------------------------------------------------
        520,000   Palm Desert Financing Authority                            6.080 5    04/01/2030           136,843
--------------------------------------------------------------------------------------------------------------------
      1,430,000   Palm Desert Financing Authority                            6.080 5    08/01/2030           369,584
--------------------------------------------------------------------------------------------------------------------
        540,000   Palm Desert Financing Authority                            6.090 5    04/01/2031           133,650
--------------------------------------------------------------------------------------------------------------------
      1,495,000   Palm Desert Financing Authority                            6.090 5    08/01/2031           363,390
--------------------------------------------------------------------------------------------------------------------
        560,000   Palm Desert Financing Authority                            6.100 5    04/01/2032           130,211
--------------------------------------------------------------------------------------------------------------------
      1,560,000   Palm Desert Financing Authority                            6.100 5    08/01/2032           356,226
--------------------------------------------------------------------------------------------------------------------
        580,000   Palm Desert Financing Authority                            6.100 5    04/01/2033           126,997
--------------------------------------------------------------------------------------------------------------------
      1,625,000   Palm Desert Financing Authority                            6.100 5    08/01/2033           349,424
--------------------------------------------------------------------------------------------------------------------
        590,000   Palm Desert Financing Authority                            6.100 5    04/01/2034           121,652
--------------------------------------------------------------------------------------------------------------------
      1,705,000   Palm Desert Financing Authority                            6.100 5    08/01/2034           345,245
--------------------------------------------------------------------------------------------------------------------
      2,075,000   Palm Desert Financing Authority                            6.100 5    08/01/2035           395,308
--------------------------------------------------------------------------------------------------------------------
      2,325,000   Palm Desert Special Tax Community Facilities
                  District No. 2005-1-A                                      5.250      09/01/2026         2,378,498
--------------------------------------------------------------------------------------------------------------------
      6,000,000   Palm Desert Special Tax Community Facilities
                  District No. 2005-1-A                                      5.450      09/01/2032         6,180,900
--------------------------------------------------------------------------------------------------------------------
      8,000,000   Palm Desert Special Tax Community Facilities
                  District No. 2005-1-A                                      5.500      09/01/2036         8,241,280
--------------------------------------------------------------------------------------------------------------------
        500,000   Palm Springs Airport Passenger Facilities
                  (Palm Springs International Airport)                       5.450      07/01/2020           511,995
--------------------------------------------------------------------------------------------------------------------
      2,685,000   Palm Springs Airport Passenger Facilities
                  (Palm Springs International Airport)                       5.550      07/01/2028         2,732,337
--------------------------------------------------------------------------------------------------------------------
        100,000   Palmdale Community Facilities District Special Tax         5.400      09/01/2035           103,512
--------------------------------------------------------------------------------------------------------------------
      5,765,000   Palmdale Community Facilities District Special Tax         6.250      09/01/2035         6,226,834
--------------------------------------------------------------------------------------------------------------------
         20,000   Palo Alto Improvement Bond Act 1915
                  (University Ave. Area)                                     5.750      09/02/2022            20,419
--------------------------------------------------------------------------------------------------------------------
      1,390,000   Perris Community Facilities District Special Tax           5.300      09/01/2035         1,431,380
--------------------------------------------------------------------------------------------------------------------
      2,115,000   Perris Community Facilities District Special Tax           5.300      09/01/2035         2,163,243
--------------------------------------------------------------------------------------------------------------------
      2,085,000   Perris Community Facilities District Special Tax
                  (Amber Oaks)                                               6.000      09/01/2034         2,256,908
--------------------------------------------------------------------------------------------------------------------
      2,500,000   Perris Community Facilities District Special Tax
                  (Chaparral Ridge)                                          6.250      09/01/2033         2,729,375
--------------------------------------------------------------------------------------------------------------------
      1,310,000   Perris Community Facilities District Special Tax,
                  Series A                                                   5.750      09/01/2035         1,392,740
--------------------------------------------------------------------------------------------------------------------
      3,605,000   Perris Community Facilities District Special Tax,
                  Series B                                                   6.000      09/01/2034         3,902,232


                   32 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

      PRINCIPAL                                                                                                VALUE
         AMOUNT                                                             COUPON        MATURITY        SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------
CALIFORNIA Continued
$     4,350,000   Perris Public Financing Authority Tax Allocation           5.350%     10/01/2036   $     4,463,753
--------------------------------------------------------------------------------------------------------------------
         10,000   Perris Public Financing Authority, Series A                6.000      09/01/2023            10,825
--------------------------------------------------------------------------------------------------------------------
         50,000   Perris Public Financing Authority, Series A                6.125      09/01/2034            54,565
--------------------------------------------------------------------------------------------------------------------
      1,250,000   Perris Public Financing Authority, Series A                6.250      09/01/2033         1,364,688
--------------------------------------------------------------------------------------------------------------------
         95,000   Pittsburg Infrastructure Financing Authority, Series A     5.600      09/02/2024            98,517
--------------------------------------------------------------------------------------------------------------------
        500,000   Pomona (Single Family Mtg.), Series B                      7.500      08/01/2023           653,815
--------------------------------------------------------------------------------------------------------------------
      5,000,000   Pomona Public Financing Authority                          5.000      02/01/2036         5,284,150
--------------------------------------------------------------------------------------------------------------------
      9,720,000   Port of Oakland, Series N 10                               5.000      11/01/2022        10,047,710
--------------------------------------------------------------------------------------------------------------------
      5,000,000   Port of Oakland, Series K 10                               5.750      11/01/2015         5,275,550
--------------------------------------------------------------------------------------------------------------------
      5,000,000   Port of Oakland, Series K 10                               5.875      11/01/2017         5,294,425
--------------------------------------------------------------------------------------------------------------------
     10,650,000   Port of Oakland, Series G 10                               5.375      11/01/2025        10,956,113
--------------------------------------------------------------------------------------------------------------------
         25,000   Port of Oakland, Series L                                  5.000      11/01/2023            25,804
--------------------------------------------------------------------------------------------------------------------
     20,100,000   Port of Oakland, Series L 10                               5.000      11/01/2023        20,715,764
--------------------------------------------------------------------------------------------------------------------
        255,000   Port of Oakland, Series L                                  5.000      11/01/2032           262,813
--------------------------------------------------------------------------------------------------------------------
        750,000   Poway Hsg. (Poinsetta Mobile Home Park)                    5.000      05/01/2023           763,905
--------------------------------------------------------------------------------------------------------------------
      7,500,000   Poway Unified School District Special Tax Community
                  Facilities District No. 14                                 5.250      09/01/2036         7,726,050
--------------------------------------------------------------------------------------------------------------------
      5,250,000   Poway Unified School District Special Tax Community
                  Facilities District No. 14                                 5.250      09/01/2036         5,408,235
--------------------------------------------------------------------------------------------------------------------
     13,585,000   Rancho Cucamonga Community Facilities
                  District Special Tax                                       5.375      09/01/2036        13,994,588
--------------------------------------------------------------------------------------------------------------------
      2,400,000   Rancho Cucamonga Community Facilities
                  District Special Tax                                       5.375      09/01/2036         2,472,360
--------------------------------------------------------------------------------------------------------------------
        600,000   Rancho Cucamonga Community Facilities
                  District Special Tax (Amador)                              5.000      09/01/2027           604,290
--------------------------------------------------------------------------------------------------------------------
      1,260,000   Rancho Cucamonga Community Facilities
                  District Special Tax (Amador)                              5.000      09/01/2037         1,266,136
--------------------------------------------------------------------------------------------------------------------
        570,000   Rancho Cucamonga Community Facilities
                  District Special Tax (Vintners)                            5.000      09/01/2027           574,076
--------------------------------------------------------------------------------------------------------------------
      1,120,000   Rancho Cucamonga Community Facilities
                  District Special Tax (Vintners)                            5.000      09/01/2037         1,125,454
--------------------------------------------------------------------------------------------------------------------
         20,000   Rancho Santa Fe Community Services District Special Tax    6.600      09/01/2023            21,185
--------------------------------------------------------------------------------------------------------------------
      2,770,000   Redding Electric System COP RIBS 1                         8.802 3    07/08/2022         3,782,075
--------------------------------------------------------------------------------------------------------------------
         10,000   Redding Improvement Bond Act 1915
                  (Tierra Oaks Assessment District 1993-1)                   7.000      09/02/2012             9,998
--------------------------------------------------------------------------------------------------------------------
        500,000   Rialto Special Tax Community Facilities District No.
                  2006-1                                                     5.250      09/01/2026           511,505
--------------------------------------------------------------------------------------------------------------------
      1,490,000   Rialto Special Tax Community Facilities District No.
                  2006-1                                                     5.350      09/01/2036         1,534,894
--------------------------------------------------------------------------------------------------------------------
         25,000   Richgrove School District                                  6.375      07/01/2018            25,169
--------------------------------------------------------------------------------------------------------------------
      5,000,000   Rio Elementary School District                             5.200      09/01/2035         5,082,750
--------------------------------------------------------------------------------------------------------------------
      7,780,000   Rio Vista Community Facilities District Special Tax
                  No. 1                                                      5.125      09/01/2036         7,823,335
--------------------------------------------------------------------------------------------------------------------
        100,000   River Islands Public Financing Authority                   6.000      09/01/2027           103,527


                   33 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

      PRINCIPAL                                                                                                VALUE
         AMOUNT                                                             COUPON        MATURITY        SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------
CALIFORNIA Continued
$    17,500,000   Riverside County Public Financing Authority                5.000%     10/01/2035   $    18,319,350
--------------------------------------------------------------------------------------------------------------------
      1,500,000   Riverside Improvement Bond Act 1915 (Hunter Park
                  Assessment District)                                       5.200      09/02/2036         1,534,695
--------------------------------------------------------------------------------------------------------------------
      2,000,000   Riverside Special Tax Community Facilities
                  District No. 92-1, Series A                                5.300      09/01/2034         2,056,660
--------------------------------------------------------------------------------------------------------------------
      1,000,000   Riverside Unified School District                          5.250      09/01/2035         1,021,780
--------------------------------------------------------------------------------------------------------------------
      1,535,000   Riverside Unified School District                          5.250      09/01/2035         1,571,502
--------------------------------------------------------------------------------------------------------------------
      2,000,000   Romoland School District Special Tax                       5.375      09/01/2038         2,059,480
--------------------------------------------------------------------------------------------------------------------
      3,000,000   Rosemead Community Devel. Commission                       5.000      10/01/2033         3,165,720
--------------------------------------------------------------------------------------------------------------------
      8,135,000   Roseville Special Tax (Fiddyment Ranch)                    5.250      09/01/2036         8,328,450
--------------------------------------------------------------------------------------------------------------------
      3,445,000   Roseville Special Tax (Stone Point)                        5.250      09/01/2036         3,500,602
--------------------------------------------------------------------------------------------------------------------
      7,745,000   Roseville Special Tax Community Facilities District
                  No. 1 (Fiddyment Ranch)                                    5.050      09/01/2030         7,784,809
--------------------------------------------------------------------------------------------------------------------
        200,000   Sacramento City Financing Authority
                  (Convention Center Hotel)                                  6.250      01/01/2030           207,830
--------------------------------------------------------------------------------------------------------------------
         35,000   Sacramento County Airport System, Series B                 5.750      07/01/2024            35,053
--------------------------------------------------------------------------------------------------------------------
         75,000   Sacramento Health Facility (Center for Aids Research
                  Education and Services)                                    5.300      01/01/2024            76,679
--------------------------------------------------------------------------------------------------------------------
     12,580,000   Sacramento Hsg. Authority (Northpointe Park
                  Apartments) 10                                             5.000      06/01/2037        12,924,944
--------------------------------------------------------------------------------------------------------------------
          5,000   Sacramento Municipal Utility District                      5.000      08/15/2028             5,180
--------------------------------------------------------------------------------------------------------------------
        125,000   San Bernardino County COP (Medical Center Financing)       5.500      08/01/2024           125,156
--------------------------------------------------------------------------------------------------------------------
        150,000   San Bernardino Joint Powers Financing Authority
                  (California Dept. of Transportation Lease)                 5.500      12/01/2020           151,710
--------------------------------------------------------------------------------------------------------------------
      1,850,000   San Bernardino Joint Powers Financing Authority
                  (Tax Allocation) 2                                         6.625      04/01/2026         2,030,153
--------------------------------------------------------------------------------------------------------------------
      5,000,000   San Bernardino Redevel. (San Sevaine)                      5.000      09/01/2035         5,181,600
--------------------------------------------------------------------------------------------------------------------
      1,225,000   San Diego County COP                                       5.700      02/01/2028         1,229,729
--------------------------------------------------------------------------------------------------------------------
      3,750,000   San Diego County COP
                  (Developmental Service Foundation)                         5.500      09/01/2027         3,892,875
--------------------------------------------------------------------------------------------------------------------
      1,775,000   San Diego County Redevel. Agency (Gillespie Field)         5.400      12/01/2025         1,789,129
--------------------------------------------------------------------------------------------------------------------
      6,645,000   San Diego County Redevel. Agency (Gillespie Field)         5.750      12/01/2032         6,720,022
--------------------------------------------------------------------------------------------------------------------
         35,000   San Diego Hsg. Authority (Park Crest Properties)           5.450      08/20/2040            35,932
--------------------------------------------------------------------------------------------------------------------
         35,000   San Diego Improvement Bond Act 1915                        6.200      09/02/2033            35,048
--------------------------------------------------------------------------------------------------------------------
         15,000   San Diego Public Facilities Financing Authority            5.000      05/15/2029            15,393
--------------------------------------------------------------------------------------------------------------------
         50,000   San Diego Public Facilities Financing Authority            5.250      05/15/2027            50,671
--------------------------------------------------------------------------------------------------------------------
        100,000   San Diego Public Facilities Financing Authority            5.250      05/15/2027           101,342
--------------------------------------------------------------------------------------------------------------------
         35,000   San Diego Public Facilities Financing Authority,
                  Series B                                                   5.000      05/15/2029            35,979
--------------------------------------------------------------------------------------------------------------------
      1,000,000   San Diego Sewer 1                                          5.000      05/15/2023         1,000,810
--------------------------------------------------------------------------------------------------------------------
      1,650,000   San Diego Sewer, Series A                                  5.000      05/15/2023         1,650,594
--------------------------------------------------------------------------------------------------------------------
      2,740,000   San Diego Sewer, Series A 1                                5.250      05/15/2020         2,750,220


                   34 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

      PRINCIPAL                                                                                                VALUE
         AMOUNT                                                             COUPON        MATURITY        SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------
CALIFORNIA Continued
$        50,000   San Diego State University Foundation
                  Auxiliary Organization                                     5.000%     03/01/2032   $        51,928
--------------------------------------------------------------------------------------------------------------------
      9,780,000   San Diego Unified School District 10                       5.250      07/01/2023        10,636,875
--------------------------------------------------------------------------------------------------------------------
      7,525,000   San Diego Unified School District 10                       5.000      07/01/2027         7,976,012
--------------------------------------------------------------------------------------------------------------------
         15,000   San Francisco Bay Area Rapid Transit District              5.000      07/01/2028            15,325
--------------------------------------------------------------------------------------------------------------------
         20,000   San Francisco City & County Airports Commission 1          5.000      05/01/2020            20,374
--------------------------------------------------------------------------------------------------------------------
         15,000   San Francisco City & County Airports Commission            5.000      05/01/2023            15,537
--------------------------------------------------------------------------------------------------------------------
         20,000   San Francisco City & County Airports Commission 1          5.000      05/01/2028            20,313
--------------------------------------------------------------------------------------------------------------------
        225,000   San Francisco City & County Airports Commission 1          5.000      05/01/2029           228,686
--------------------------------------------------------------------------------------------------------------------
         20,000   San Francisco City & County Airports Commission            5.000      05/01/2029            20,328
--------------------------------------------------------------------------------------------------------------------
         65,000   San Francisco City & County Airports Commission            5.000      05/01/2030            66,426
--------------------------------------------------------------------------------------------------------------------
        100,000   San Francisco City & County Airports Commission            5.250      05/01/2031           103,451
--------------------------------------------------------------------------------------------------------------------
      7,875,000   San Francisco City & County Redevel. Agency
                  (Ceatrice Polite Apartments)                               5.000      07/20/2047         8,072,033
--------------------------------------------------------------------------------------------------------------------
        435,000   San Francisco City & County Redevel. Agency
                  (Mission Bay South)                                        5.630 5    08/01/2020           211,175
--------------------------------------------------------------------------------------------------------------------
        590,000   San Francisco City & County Redevel. Agency
                  (Mission Bay South)                                        5.750 5    08/01/2022           252,974
--------------------------------------------------------------------------------------------------------------------
        615,000   San Francisco City & County Redevel. Agency
                  (Mission Bay South)                                        5.800 5    08/01/2023           247,777
--------------------------------------------------------------------------------------------------------------------
        540,000   San Francisco City & County Redevel. Agency
                  (Mission Bay South)                                        5.850 5    08/01/2024           204,239
--------------------------------------------------------------------------------------------------------------------
        420,000   San Francisco City & County Redevel. Agency
                  (Mission Bay South)                                        5.900 5    08/01/2025           150,339
--------------------------------------------------------------------------------------------------------------------
      2,745,000   San Francisco City & County Redevel. Agency
                  (Mission Bay South)                                        5.904 5    08/01/2030           729,072
--------------------------------------------------------------------------------------------------------------------
      6,035,000   San Francisco City & County Redevel. Agency
                  (Mission Bay South)                                        5.958 5    08/01/2034         1,257,091
--------------------------------------------------------------------------------------------------------------------
        450,000   San Francisco City & County Redevel.
                  Financing Authority, Series A 1                            5.000      08/01/2017           450,473
--------------------------------------------------------------------------------------------------------------------
      6,490,000   San Jacinto Financing Authority, Tranche A                 6.600      09/01/2033         6,334,759
--------------------------------------------------------------------------------------------------------------------
      6,345,000   San Jacinto Financing Authority, Tranche B                 6.600      09/01/2033         6,060,681
--------------------------------------------------------------------------------------------------------------------
      6,530,000   San Jacinto Financing Authority, Tranche C                 6.600      09/01/2033         5,758,350
--------------------------------------------------------------------------------------------------------------------
        500,000   San Jacinto Unified School District Special Tax            5.100      09/01/2036           505,960
--------------------------------------------------------------------------------------------------------------------
         35,000   San Joaquin Hills Transportation Corridor Agency           5.250      01/15/2030            35,732
--------------------------------------------------------------------------------------------------------------------
      1,280,000   San Jose Multifamily Hsg. (Almaden Senior Hsg.
                  Partners)                                                  5.350      07/15/2034         1,348,621
--------------------------------------------------------------------------------------------------------------------
      1,400,000   San Jose Multifamily Hsg. (Fallen Leaves Apartments) 1     5.150      06/01/2036         1,449,266
--------------------------------------------------------------------------------------------------------------------
      4,000,000   San Jose Redevel. Agency (Merged Area Redevel.)            5.000      08/01/2032         4,164,200
--------------------------------------------------------------------------------------------------------------------
      1,500,000   San Leandro Community Facilities District No. 1
                  Special Tax                                                6.400      09/01/2019         1,565,835
--------------------------------------------------------------------------------------------------------------------
      2,475,000   San Marcos Public Facilities Authority                     5.050      09/01/2038         2,475,569
--------------------------------------------------------------------------------------------------------------------
      2,980,000   San Marcos Public Facilities Authority                     5.050      09/01/2038         2,980,685


                   35 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

      PRINCIPAL                                                                                                VALUE
         AMOUNT                                                             COUPON        MATURITY        SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------
CALIFORNIA Continued
$     6,000,000   San Marcos Special Tax                                     5.950%     09/01/2035   $     6,299,700
--------------------------------------------------------------------------------------------------------------------
         25,000   San Mateo Sewer, Series A                                  5.000      08/01/2025            25,375
--------------------------------------------------------------------------------------------------------------------
      1,000,000   Santa Ana Financing Authority (Mainplace)                  5.600      09/01/2019         1,082,050
--------------------------------------------------------------------------------------------------------------------
      5,125,000   Santa Clara County Financing Authority
                  (Hsg. Authority Office)                                    5.000      09/01/2038         5,369,258
--------------------------------------------------------------------------------------------------------------------
        525,000   Santa Clara County Hsg. Authority (Rivertown
                  Apartments)                                                6.000      08/01/2041           557,214
--------------------------------------------------------------------------------------------------------------------
        350,000   Santa Monica Community College District 1                  5.750      07/01/2020           352,926
--------------------------------------------------------------------------------------------------------------------
      3,845,000   Santaluz Special Tax Community Facilities District
                  No. 2                                                      6.375      09/01/2030         3,883,335
--------------------------------------------------------------------------------------------------------------------
      2,000,000   Seal Beach Community Facilities District
                  (Pacific Gateway Business Center)                          5.300      09/01/2036         2,039,820
--------------------------------------------------------------------------------------------------------------------
         10,000   Seaside Redevel. Agency Tax Allocation                     5.375      08/01/2033            10,446
--------------------------------------------------------------------------------------------------------------------
      1,090,000   Shafter Community Devel. Agency Tax Allocation             5.400      11/01/2026         1,123,659
--------------------------------------------------------------------------------------------------------------------
      3,335,000   Shafter Community Devel. Agency Tax Allocation             5.450      11/01/2036         3,440,319
--------------------------------------------------------------------------------------------------------------------
     30,000,000   Silicon Valley Tobacco Securitization Authority            5.625 5    06/01/2036         5,941,800
--------------------------------------------------------------------------------------------------------------------
     21,465,000   Silicon Valley Tobacco Securitization Authority            5.680 5    06/01/2041         3,158,145
--------------------------------------------------------------------------------------------------------------------
     43,990,000   Silicon Valley Tobacco Securitization Authority            5.700 5    06/01/2047         4,561,323
--------------------------------------------------------------------------------------------------------------------
     17,650,000   Silicon Valley Tobacco Securitization Authority            5.850 5    06/01/2047         1,725,641
--------------------------------------------------------------------------------------------------------------------
    165,000,000   Silicon Valley Tobacco Securitization Authority            6.300 5    06/01/2056         7,740,150
--------------------------------------------------------------------------------------------------------------------
    100,000,000   Silicon Valley Tobacco Securitization Authority            6.850 5    06/01/2056         3,607,000
--------------------------------------------------------------------------------------------------------------------
         65,000   Soledad Redevel. Agency (Soledad Redevel.)                 5.350      12/01/2028            66,963
--------------------------------------------------------------------------------------------------------------------
         20,000   Sonoma County Community Redevel. Agency (Roseland)         7.900      08/01/2013            20,341
--------------------------------------------------------------------------------------------------------------------
      1,585,000   South El Monte Improvement District (Merged Area)          5.000      08/01/2030         1,654,106
--------------------------------------------------------------------------------------------------------------------
      5,245,000   South El Monte Improvement District (Merged Area)          5.000      08/01/2035         5,469,224
--------------------------------------------------------------------------------------------------------------------
      5,460,000   Southern CA Logistics Airport Authority 1                  5.000      12/01/2043         5,694,616
--------------------------------------------------------------------------------------------------------------------
     19,335,000   Southern CA Logistics Airport Authority                    5.000      12/01/2043        20,165,825
--------------------------------------------------------------------------------------------------------------------
        150,000   Southern CA Public Power Authority RIBS                    7.721 3    07/01/2012           150,372
--------------------------------------------------------------------------------------------------------------------
     97,775,000   Southern CA Tobacco Securitization Authority               7.100 5    06/01/2046         6,582,213
--------------------------------------------------------------------------------------------------------------------
         15,000   Spreckels Union School District                            6.125      08/01/2018            15,196
--------------------------------------------------------------------------------------------------------------------
      4,340,000   Stanislaus County Redevel. (Keyes Storm Drain)             5.375      08/01/2036         4,471,285
--------------------------------------------------------------------------------------------------------------------
      1,450,000   Stockton Public Financing Authority, Series A              5.000      09/01/2022         1,517,962
--------------------------------------------------------------------------------------------------------------------
      1,450,000   Stockton Public Financing Authority, Series A              5.000      09/01/2023         1,514,496
--------------------------------------------------------------------------------------------------------------------
      1,325,000   Stockton Public Financing Authority, Series A              5.000      09/01/2024         1,381,829
--------------------------------------------------------------------------------------------------------------------
      1,350,000   Stockton Public Financing Authority, Series A              5.000      09/01/2025         1,406,835
--------------------------------------------------------------------------------------------------------------------
      3,025,000   Stockton Public Financing Authority, Series A              5.250      09/01/2031         3,215,666
--------------------------------------------------------------------------------------------------------------------
     10,000,000   Stockton Public Financing Authority, Series A              5.250      07/01/2037        10,622,300
--------------------------------------------------------------------------------------------------------------------
        135,000   Stockton Public Financing Authority, Series A              5.875      09/02/2016           136,195
--------------------------------------------------------------------------------------------------------------------
         10,000   Suisun City Public Financing Authority
                  (Suisun City Redevel.)                                     5.200      10/01/2028            10,187
--------------------------------------------------------------------------------------------------------------------
         15,000   Sulphur Springs Unified School District Community
                  Facilities District No. 2002-1-A                           6.000      09/01/2033            15,972


                   36 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

      PRINCIPAL                                                                                                VALUE
         AMOUNT                                                             COUPON        MATURITY        SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------
CALIFORNIA Continued
$     1,500,000   Tehachapi Redevel. Agency Tax                              5.250%     12/01/2035   $     1,588,980
--------------------------------------------------------------------------------------------------------------------
      2,240,000   Tejon Ranch Public Facilities Finance Authority
                  Special Tax (Community Facilities District No. 1)          7.200      09/01/2030         2,311,882
--------------------------------------------------------------------------------------------------------------------
        990,000   Temecula Public Financing Authority Community
                  Facilities District (Roripaugh)                            4.900      09/01/2013           944,529
--------------------------------------------------------------------------------------------------------------------
        165,000   Temecula Public Financing Authority Community
                  Facilities District (Roripaugh)                            5.000      09/01/2014           157,034
--------------------------------------------------------------------------------------------------------------------
        740,000   Temecula Public Financing Authority Community
                  Facilities District (Roripaugh)                            5.050      09/01/2015           702,800
--------------------------------------------------------------------------------------------------------------------
        705,000   Temecula Public Financing Authority Community
                  Facilities District (Roripaugh)                            5.100      09/01/2016           665,555
--------------------------------------------------------------------------------------------------------------------
      8,000,000   Temecula Public Financing Authority Community
                  Facilities District (Roripaugh)                            5.450      09/01/2026         7,598,160
--------------------------------------------------------------------------------------------------------------------
     13,790,000   Temecula Public Financing Authority Community
                  Facilities District (Roripaugh)                            5.500      09/01/2036        12,975,838
--------------------------------------------------------------------------------------------------------------------
         20,000   Temecula Public Financing Authority Community
                  Facilities District No. 01-2 (Harveston)                   5.100      09/01/2036            20,249
--------------------------------------------------------------------------------------------------------------------
        100,000   Temecula Public Financing Authority Community
                  Facilities District No. 03-2 (Roripaugh)                   4.000      09/01/2007            99,108
--------------------------------------------------------------------------------------------------------------------
      2,000,000   Temecula Valley Unified School District Community
                  Facilities District No. 03-2                               5.500      09/01/2035         2,040,580
--------------------------------------------------------------------------------------------------------------------
      1,025,000   Tracy Community Facilities District                        5.700      09/01/2026         1,046,013
--------------------------------------------------------------------------------------------------------------------
      3,105,000   Tracy Community Facilities District                        5.750      09/01/2036         3,168,435
--------------------------------------------------------------------------------------------------------------------
      1,080,000   Tracy Community Facilities District                        5.750      09/01/2036         1,102,064
--------------------------------------------------------------------------------------------------------------------
      1,625,000   Tri-City Hospital District 1                               6.000      02/01/2022         1,658,833
--------------------------------------------------------------------------------------------------------------------
      4,560,000   Trinity County COP 2                                       8.500      01/15/2026         4,646,138
--------------------------------------------------------------------------------------------------------------------
         50,000   Truckee-Donner Public Utility District Special Tax         6.100      09/01/2033            51,535
--------------------------------------------------------------------------------------------------------------------
         60,000   Turlock Public Financing Authority                         5.450      09/01/2024            61,771
--------------------------------------------------------------------------------------------------------------------
      1,600,000   Tustin Community Facilities District Special Tax
                  (John Lang Homes)                                          5.500      09/01/2034         1,656,560
--------------------------------------------------------------------------------------------------------------------
         35,000   Union City Special Tax Community Facilities District
                  No. 1997-1                                                 5.800      09/01/2028            36,084
--------------------------------------------------------------------------------------------------------------------
      6,810,000   University of California, Series E 1                       5.125      09/01/2020         6,930,128
--------------------------------------------------------------------------------------------------------------------
         10,000   Upland Community Facilities District (San Antonio)         6.000      09/01/2024            10,858
--------------------------------------------------------------------------------------------------------------------
      2,670,000   Upland Community Facilities District (San Antonio)         6.100      09/01/2034         2,909,018
--------------------------------------------------------------------------------------------------------------------
        100,000   Upland Community Facilities District Special Tax           5.900      09/01/2024           105,824
--------------------------------------------------------------------------------------------------------------------
        200,000   Vacaville Improvement Bond Act 1915
                  (Nut Tree Assessment District)                             5.600      09/02/2025           206,070
--------------------------------------------------------------------------------------------------------------------
        195,000   Vacaville Public Financing Authority                       5.400      09/01/2022           195,612
--------------------------------------------------------------------------------------------------------------------
      6,940,000   Val Verde Unified School District COP                      5.000      02/01/2031         7,302,060
--------------------------------------------------------------------------------------------------------------------
        415,000   Val Verde Unified School District Special Tax              5.450      09/01/2036           432,438
--------------------------------------------------------------------------------------------------------------------
        850,000   Vallejo COP (Marine World Foundation) 2                    7.000      02/01/2017           868,505


                   37 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

      PRINCIPAL                                                                                                VALUE
         AMOUNT                                                             COUPON        MATURITY        SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------
CALIFORNIA Continued
$     1,000,000   Vallejo COP (Marine World Foundation) 2                    7.200%     02/01/2026   $     1,021,730
--------------------------------------------------------------------------------------------------------------------
         30,000   Vallejo Public Financing Authority COP                     5.250      07/15/2029            31,398
--------------------------------------------------------------------------------------------------------------------
      1,375,000   Valley Sanitation District                                 5.200      09/02/2030         1,383,704
--------------------------------------------------------------------------------------------------------------------
      2,000,000   Ventura County Area Hsg. Authority
                  (Mira Vista Senior Apartments) 1                           5.150      12/01/2031         2,087,380
--------------------------------------------------------------------------------------------------------------------
      5,015,000   Ventura County Area Hsg. Authority
                  (Mira Vista Senior Apartments) 1                           5.200      12/01/2039         5,221,518
--------------------------------------------------------------------------------------------------------------------
         15,000   Ventura County Superintendent of Schools Office COP        5.000      12/01/2033            15,483
--------------------------------------------------------------------------------------------------------------------
         30,000   West Hills Community College District                      5.000      08/01/2029            30,643
--------------------------------------------------------------------------------------------------------------------
        125,000   West Patterson Financing Authority Special Tax             6.100      09/01/2032           136,275
--------------------------------------------------------------------------------------------------------------------
      4,900,000   West Sacramento Financing Authority Special Tax            6.100      09/01/2029         5,042,100
--------------------------------------------------------------------------------------------------------------------
         50,000   Western Hills Water District Special Tax
                  (Diablo Grande Community Facilities)                       6.000      09/01/2024            52,303
--------------------------------------------------------------------------------------------------------------------
      4,160,000   Western Hills Water District Special Tax
                  (Diablo Grande Community Facilities)                       6.125      09/01/2031         4,355,936
--------------------------------------------------------------------------------------------------------------------
      2,305,000   Western Hills Water District Special Tax
                  (Diablo Grande Community Facilities)                       6.875      09/01/2031         2,463,354
--------------------------------------------------------------------------------------------------------------------
      6,250,000   Westlands Water District 1                                 5.000      09/01/2030         6,543,688
--------------------------------------------------------------------------------------------------------------------
     10,565,000   Westlands Water District 1                                 5.000      09/01/2035        11,054,054
--------------------------------------------------------------------------------------------------------------------
      5,000,000   Westlands Water District COP                               5.000      09/01/2037         5,274,350
--------------------------------------------------------------------------------------------------------------------
        700,000   Westside Union School District                             5.000      09/01/2026           691,789
--------------------------------------------------------------------------------------------------------------------
      2,080,000   Westside Union School District                             5.000      09/01/2036         2,053,002
--------------------------------------------------------------------------------------------------------------------
      4,200,000   Westside Union School District                             5.250      09/01/2036         4,299,876
--------------------------------------------------------------------------------------------------------------------
         50,000   Whittier Redevel. Agency Tax Allocation (Whittier Blvd.)   5.700      11/01/2019            50,280
--------------------------------------------------------------------------------------------------------------------
         10,000   William S. Hart Union School District                      6.000      09/01/2033            10,610
--------------------------------------------------------------------------------------------------------------------
         10,000   Woodland Special Tax Community Facilities District No. 1   6.000      09/01/2028            10,797
--------------------------------------------------------------------------------------------------------------------
         15,000   Yucaipa Redevel. Agency (Eldorado Palms Mobile Home)       6.000      05/01/2030            15,513
                                                                                                     ---------------
                                                                                                       2,044,414,238

--------------------------------------------------------------------------------------------------------------------
U.S. POSSESSIONS--11.9%
      3,250,000   Northern Mariana Islands Ports Authority, Series A         5.500      03/15/2031         3,278,665
--------------------------------------------------------------------------------------------------------------------
      2,000,000   Northern Mariana Islands Ports Authority, Series A         6.250      03/15/2028         2,097,720
--------------------------------------------------------------------------------------------------------------------
     10,000,000   Puerto Rico Commonwealth GO                                5.000      07/01/2035        10,446,400
--------------------------------------------------------------------------------------------------------------------
     11,315,000   Puerto Rico Commonwealth GO                                5.250      07/01/2022        11,973,533
--------------------------------------------------------------------------------------------------------------------
     11,000,000   Puerto Rico Commonwealth GO                                5.250      07/01/2023        11,627,550
--------------------------------------------------------------------------------------------------------------------
      7,395,000   Puerto Rico Commonwealth GO                                5.250      07/01/2023         7,942,896
--------------------------------------------------------------------------------------------------------------------
     11,385,000   Puerto Rico Commonwealth GO 1                              5.250      07/01/2024        12,210,299
--------------------------------------------------------------------------------------------------------------------
     19,785,000   Puerto Rico Commonwealth GO                                5.250      07/01/2025        21,219,215
--------------------------------------------------------------------------------------------------------------------
      5,000,000   Puerto Rico Commonwealth GO                                5.250      07/01/2030         5,366,450
--------------------------------------------------------------------------------------------------------------------
     24,900,000   Puerto Rico Commonwealth GO                                5.250      07/01/2032        26,685,081
--------------------------------------------------------------------------------------------------------------------
        635,000   Puerto Rico HFC (Homeowner Mtg.)                           5.200      12/01/2032           644,595


                   38 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

      PRINCIPAL                                                                                                VALUE
         AMOUNT                                                             COUPON        MATURITY        SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------
U.S. POSSESSIONS Continued
$       500,000   Puerto Rico Highway & Transportation Authority, Series G   5.000%     07/01/2042   $       515,325
--------------------------------------------------------------------------------------------------------------------
      2,000,000   Puerto Rico Highway & Transportation Authority, Series K   5.000      07/01/2030         2,082,860
--------------------------------------------------------------------------------------------------------------------
      5,000,000   Puerto Rico Highway & Transportation Authority,
                  Series K 1                                                 5.000      07/01/2035         5,203,600
--------------------------------------------------------------------------------------------------------------------
      5,000,000   Puerto Rico Infrastructure 1                               5.000      07/01/2046         5,207,550
--------------------------------------------------------------------------------------------------------------------
      6,055,000   Puerto Rico ITEMECF (Cogeneration Facilities)              6.625      06/01/2026         6,558,171
--------------------------------------------------------------------------------------------------------------------
      2,665,000   Puerto Rico ITEMECF (Mennonite General Hospital) 1         6.500      07/01/2012         2,683,015
--------------------------------------------------------------------------------------------------------------------
      6,900,000   Puerto Rico Municipal Finance Agency, Series A             5.250      08/01/2023         7,370,166
--------------------------------------------------------------------------------------------------------------------
      1,500,000   Puerto Rico Municipal Finance Agency, Series A             5.250      08/01/2025         1,600,020
--------------------------------------------------------------------------------------------------------------------
     33,715,000   Puerto Rico Port Authority (American Airlines),
                  Series A 1                                                 6.250      06/01/2026        34,142,843
--------------------------------------------------------------------------------------------------------------------
      6,625,000   Puerto Rico Port Authority (American Airlines),
                  Series A                                                   6.300      06/01/2023         6,630,035
--------------------------------------------------------------------------------------------------------------------
     10,425,000   University of Puerto Rico 1                                5.000      06/01/2025        10,911,118
--------------------------------------------------------------------------------------------------------------------
      4,025,000   University of Puerto Rico 1                                5.000      06/01/2026         4,206,407
--------------------------------------------------------------------------------------------------------------------
     27,000,000   V.I. Public Finance Authority (Hovensa Coker)              6.500      07/01/2021        30,425,490
--------------------------------------------------------------------------------------------------------------------
      4,515,000   V.I. Public Finance Authority, Series A                    6.375      10/01/2019         4,905,593
--------------------------------------------------------------------------------------------------------------------
      5,150,000   V.I. Public Finance Authority, Series E                    6.000      10/01/2022         5,346,639
                                                                                                     ---------------
                                                                                                         241,281,236

--------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $2,202,497,035)-112.8%                                               2,285,695,474
--------------------------------------------------------------------------------------------------------------------
OTHER ASSETS NET OF LIABILITIES-(12.8)                                                                  (259,983,608)
                                                                                                     ---------------

NET ASSETS-100.0%                                                                                    $ 2,025,711,866
                                                                                                     ===============

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. All or a portion of the security has been segregated for collateral to cover borrowings. See Note 6 of accompanying Notes.

2. Illiquid security. The aggregate value of illiquid securities as of January 31, 2007 was $15,988,786, which represents 0.79% of the Fund's net assets. See
Note 5 of accompanying Notes.

3. Represents the current interest rate for a variable rate bond known as an "inverse floater." See Note 1 of accompanying Notes.

4. When-issued security or forward commitment to be delivered and settled after January 31, 2007. See Note 1 of accompanying Notes.

5. Zero coupon bond reflects effective yield on the date of purchase.

6. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

7. Represents the current interest rate for a variable or increasing rate security.

8. Issue is in default. See Note 1 of accompanying Notes.

9. Non-income producing security.

10. Security represents the underlying municipal bond on an inverse floating rate security. The bond was purchased by the Fund and subsequently segregated and transferred to a trust. See Note 1 of accompanying Notes.


                   39 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

TO SIMPLIFY THE LISTINGS OF SECURITIES, ABBREVIATIONS ARE USED PER THE TABLE
BELOW:

ABAG           Association of Bay Area Governments
AHEF           American Heritage Education Foundation
CDA            Communities Devel. Authority
CHCC           Community Hospitals of Central California
COP            Certificates of Participation
DRIVERS        Derivative Inverse Tax Exempt Receipts
ECHS           Escondido Charter High School
FCHMC          Fresno Community Hospital & Medical Center
GO             General Obligation
HFA            Housing Finance Agency
HFC            Housing Finance Corp.
HK-8CS         Heritage 8-K Charter School
IDA            Industrial Devel. Agency
INFLOS         Inverse Floating Rate Securities
ITEMECF        Industrial, Tourist, Educational, Medical and Environmental
               Community Facilities
M-S-R          Modesto Irrigation District of the City of Santa Clara and the
               City of Redding
PARS           Periodic Auction Reset Securities
RIBS           Residual Interest Bonds
RITES          Residual Interest Tax Exempt Security
ROLs           Residual Option Longs
SHF            Sierra Hospital Foundation
TASC           Tobacco Settlement Asset-Backed Bonds
V.I.           United States Virgin Islands

DISTRIBUTION OF INVESTMENTS BY INDUSTRY OF ISSUE, AS A PERCENTAGE OF TOTAL INVESTMENTS AT VALUE, IS AS FOLLOWS:

INDUSTRY                                        MARKET VALUE           PERCENT
-------------------------------------------------------------------------------
Special Tax                                  $   502,163,877              22.0%
Tobacco Settlement                               420,592,345              18.4
General Obligation                               274,461,541              12.0
Special Assessment                               271,623,636              11.9
Hospital/Health Care                             144,477,948               6.3
Marine/Aviation Facilities                       125,721,826               5.5
Multifamily Housing                              122,569,739               5.4
Single Family Housing                             65,901,039               2.9
Municipal Leases                                  56,432,174               2.5
Water Utilities                                   50,111,764               2.2
Airlines                                          40,795,941               1.8
Resource Recovery                                 37,424,039               1.7
Higher Education                                  35,025,441               1.5
Pollution Control                                 30,854,386               1.3
Education                                         28,174,734               1.2
Gas Utilities                                     12,897,793               0.6
Electric Utilities                                12,374,057               0.5
Hotels, Restaurants & Leisure                     10,954,902               0.5
Highways/Railways                                 10,515,917               0.5
Sales Tax Revenue                                 10,267,557               0.4
Adult Living Facilities                           10,105,441               0.4
Sewer Utilities                                    9,054,844               0.4
Parking Fee Revenue                                2,697,515               0.1
Not-for-Profit Organization                          467,029               0.0
Manufacturing, Durable Goods                          29,989               0.0
                                             ----------------------------------

Total                                        $ 2,285,695,474             100.0%
                                             ==================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   40 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

STATEMENT OF ASSETS AND LIABILITIES  Unaudited
--------------------------------------------------------------------------------

JANUARY 31, 2007
---------------------------------------------------------------------------------------------------------------
ASSETS
---------------------------------------------------------------------------------------------------------------
Investments, at value (cost $2,202,497,035)--see accompanying statement of investments        $  2,285,695,474
---------------------------------------------------------------------------------------------------------------
Cash                                                                                                   677,549
---------------------------------------------------------------------------------------------------------------
Receivables and other assets:
Investments sold                                                                                   132,729,589
Interest                                                                                            27,998,037
Shares of beneficial interest sold                                                                  17,041,342
Other                                                                                                   59,414
                                                                                              -----------------
Total assets                                                                                     2,464,201,405

---------------------------------------------------------------------------------------------------------------
LIABILITIES
---------------------------------------------------------------------------------------------------------------
Payables and other liabilities:
Payable for short-term floating rate notes issued (See Note 1)                                     268,780,000
Investments purchased (including $91,547,547 purchased on a when-issued basis
or forward commitment)                                                                             111,573,745
Payable on borrowings (See Note 6)                                                                  51,000,000
Shares of beneficial interest redeemed                                                               4,123,383
Dividends                                                                                            2,134,333
Distribution and service plan fees                                                                     409,253
Trustees' compensation                                                                                 211,601
Interest expense on borrowings                                                                         128,984
Transfer and shareholder servicing agent fees                                                           45,792
Shareholder communications                                                                              37,518
Other                                                                                                   44,930
                                                                                              -----------------
Total liabilities                                                                                  438,489,539

---------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                    $  2,025,711,866
                                                                                              =================

---------------------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
---------------------------------------------------------------------------------------------------------------
Par value of shares of beneficial interest                                                    $        173,690
---------------------------------------------------------------------------------------------------------------
Additional paid-in capital                                                                       1,945,486,032
---------------------------------------------------------------------------------------------------------------
Accumulated net investment loss                                                                       (850,776)
---------------------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments                                                        (2,295,519)
---------------------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments                                                          83,198,439
                                                                                              -----------------

NET ASSETS                                                                                    $  2,025,711,866
                                                                                              =================


                   41 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

STATEMENT OF ASSETS AND LIABILITIES  Unaudited / Continued
--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
---------------------------------------------------------------------------------------------------------------
Class A Shares:
Net asset value and redemption price per share (based on net assets of $1,602,669,443
and 137,370,340 shares of beneficial interest outstanding)                                           $   11.67
Maximum offering price per share (net asset value plus sales charge of 4.75%
of offering price)                                                                                   $   12.25
---------------------------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $68,896,481 and 5,901,078 shares
of beneficial interest outstanding)                                                                  $   11.68
---------------------------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $354,145,942 and 30,418,763 shares
of beneficial interest outstanding)                                                                  $   11.64

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   42 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

STATEMENT OF OPERATIONS  Unaudited
--------------------------------------------------------------------------------

For the Six Months Ended January 31, 2007
---------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
---------------------------------------------------------------------------------------------------------------
Interest                                                                                      $     52,235,416
---------------------------------------------------------------------------------------------------------------
Other income                                                                                             1,341
                                                                                              -----------------
Total investment income                                                                             52,236,757

---------------------------------------------------------------------------------------------------------------
EXPENSES
---------------------------------------------------------------------------------------------------------------
Management fees                                                                                      3,840,012
---------------------------------------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                                                              1,752,818
Class B                                                                                                341,590
Class C                                                                                              1,495,052
---------------------------------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                                                                193,432
Class B                                                                                                 19,593
Class C                                                                                                 54,970
---------------------------------------------------------------------------------------------------------------
Shareholder communications:
Class A                                                                                                 28,289
Class B                                                                                                  2,633
Class C                                                                                                  6,711
---------------------------------------------------------------------------------------------------------------
Interest expense and fees on short-term floating rate notes issued (See Note 1)                      4,089,132
---------------------------------------------------------------------------------------------------------------
Interest expense on borrowings                                                                         451,870
---------------------------------------------------------------------------------------------------------------
Trustees' compensation                                                                                  83,211
---------------------------------------------------------------------------------------------------------------
Custodian fees and expenses                                                                             26,032
---------------------------------------------------------------------------------------------------------------
Other                                                                                                  161,739
                                                                                              -----------------
Total expenses                                                                                      12,547,084
Less reduction to custodian expenses                                                                    (3,463)
                                                                                              -----------------
Net expenses                                                                                        12,543,621

---------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                                               39,693,136

---------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN
---------------------------------------------------------------------------------------------------------------
Net realized gain on investments                                                                       731,399
---------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation on investments                                                31,049,946

---------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                          $     71,474,481
                                                                                              =================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   43 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                 SIX MONTHS               YEAR
                                                                                      ENDED              ENDED
                                                                           JANUARY 31, 2007           JULY 31,
                                                                                (UNAUDITED)               2006
---------------------------------------------------------------------------------------------------------------
OPERATIONS
---------------------------------------------------------------------------------------------------------------
Net investment income                                                      $     39,693,136   $     52,319,051
---------------------------------------------------------------------------------------------------------------
Net realized gain                                                                   731,399            639,056
---------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation                                            31,049,946         (1,677,737)
                                                                                -------------------------------
Net increase in net assets resulting from operations                             71,474,481         51,280,370

---------------------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
---------------------------------------------------------------------------------------------------------------
Dividends from net investment income:
Class A                                                                         (33,452,168)       (47,693,962)
Class B                                                                          (1,335,365)        (2,801,541)
Class C                                                                          (5,864,320)        (6,728,044)
                                                                           ------------------------------------
                                                                                (40,651,853)       (57,223,547)
---------------------------------------------------------------------------------------------------------------
Distributions from net realized gain:
Class A                                                                             (53,633)                --
Class B                                                                              (2,441)                --
Class C                                                                             (11,735)                --
                                                                           ------------------------------------
                                                                                    (67,809)                --

---------------------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
---------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from beneficial interest transactions:
Class A                                                                         364,651,981        596,412,265
Class B                                                                           3,157,427          5,353,808
Class C                                                                         117,165,947        153,276,896
                                                                           ------------------------------------
                                                                                484,975,355        755,042,969

---------------------------------------------------------------------------------------------------------------
NET ASSETS
---------------------------------------------------------------------------------------------------------------
Total increase                                                                  515,730,174        749,099,792
---------------------------------------------------------------------------------------------------------------
Beginning of period                                                           1,509,981,692        760,881,900
                                                                           ------------------------------------

End of period (including accumulated net investment
income (loss) of $(850,776) and $107,941, respectively)                    $  2,025,711,866   $  1,509,981,692
                                                                           ====================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   44 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

STATEMENT OF CASH FLOWS  Unaudited
--------------------------------------------------------------------------------

For the Six Months Ended January 31, 2007
---------------------------------------------------------------------------------------------------------------
CASH FLOWS FROM OPERATING ACTIVITIES
---------------------------------------------------------------------------------------------------------------
Net increase in net assets from operations                                                    $     71,474,481
---------------------------------------------------------------------------------------------------------------
Adjustments to reconcile net increase in net assets from operations to net cash used in operating activities:
Purchase of investment securities                                                                 (463,651,990)
Proceeds from disposition of investment securities                                                  49,143,538
Short-term investment securities, net                                                             (117,542,151)
Premium amortization                                                                                 1,660,361
Discount accretion                                                                                  (4,938,605)
Net realized gain on investments                                                                      (731,399)
Net change in unrealized appreciation on investments                                               (31,049,946)
Increase in interest receivable                                                                     (8,728,886)
Increase in receivable for securities sold                                                        (117,721,598)
Increase in other assets                                                                               (29,964)
Increase in payable for securities purchased                                                        83,769,926
Increase in payable for accrued expenses                                                               280,228
                                                                                              -----------------
Net cash used in operating activities                                                             (538,066,005)

---------------------------------------------------------------------------------------------------------------
CASH FLOWS FROM FINANCING ACTIVITIES
---------------------------------------------------------------------------------------------------------------
Proceeds from bank borrowing                                                                       257,700,000
Payments on bank borrowing                                                                        (227,000,000)
Proceeds from short-term floating rate notes issued                                                 62,400,000
Proceeds from shares sold                                                                          591,617,963
Payment on shares redeemed                                                                        (130,479,458)
Cash distributions paid                                                                            (16,341,761)
                                                                                              -----------------
Net cash provided by financing activities                                                          537,896,744
---------------------------------------------------------------------------------------------------------------
Net decrease in cash                                                                                  (169,261)
---------------------------------------------------------------------------------------------------------------
Cash, beginning balance                                                                                846,810
                                                                                              -----------------
Cash, ending balance                                                                          $        677,549
                                                                                              =================

Supplemental disclosure of cash flow information:

Noncash financing activities not included herein consist of reinvestment of dividends and distributions of $23,500,988.

Cash paid for interest on bank borrowings--$354,848.

Cash paid on short-term floating rate notes issued--$4,089,132.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   45 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                  SIX MONTHS                                                               YEAR
                                                       ENDED                                                              ENDED
                                            JANUARY 31, 2007                                                           JULY 31,
CLASS A                                          (UNAUDITED)           2006         2005         2004         2003         2002
----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period             $     11.44    $     11.52    $   10.31    $    9.97    $   10.60    $   10.49
----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                    .27 1          .55 1        .62 1        .68          .63          .53
Net realized and unrealized gain (loss)                  .23           (.02)        1.21          .27         (.66)         .10
                                                 ---------------------------------------------------------------------------------
Total from investment operations                         .50            .53         1.83          .95         (.03)         .63
----------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Dividends from net investment income                    (.27)          (.61)        (.62)        (.61)        (.60)        (.52)
Distributions from net realized gain                      -- 2           --           --           --           --           --
                                                 ---------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                         (.27)          (.61)        (.62)        (.61)        (.60)        (.52)
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------

Net asset value, end of period                   $     11.67    $     11.44    $   11.52    $   10.31    $    9.97    $   10.60
                                                 =================================================================================

----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                      4.45%          4.74%       18.20%        9.54%       (0.57)%       6.20%
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)         $ 1,602,669    $ 1,213,319    $ 621,736    $ 401,491    $ 385,141    $ 409,689
----------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                $ 1,421,188    $   901,717    $ 477,934    $ 400,452    $ 410,237    $ 398,651
----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                   4.57%          4.85%        5.59%        6.52%        5.88%        5.09%
Expenses excluding interest and fees
on short-term floating rate notes issued                0.78%          0.92%        0.92%        1.00%        0.96%        0.86%
Interest and fees on short-term floating
rate notes issued 5                                     0.45%          0.52%        0.34%        0.20%        0.17%        0.07%
                                                 ---------------------------------------------------------------------------------
Total expenses                                          1.23%          1.44%        1.26%        1.20%        1.13%        0.93% 6
Expenses after payments and waivers and
reduction to custodian expenses                         1.23%          1.44%        1.26%        1.17%        1.13%        0.93%
----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    3%            43%           4%          27%          50%          27%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Less than $0.005 per share.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods of less than one full year.

5. Interest and fee expense relates to the Fund's liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions. See Note 1 of accompanying Notes.

6. Excludes interest expense.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   46 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

                                                  SIX MONTHS                                                               YEAR
                                                       ENDED                                                              ENDED
                                            JANUARY 31, 2007                                                           JULY 31,
CLASS B                                          (UNAUDITED)          2006         2005         2004         2003          2002
----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                $  11.44      $  11.53     $  10.31     $   9.97    $   10.61     $   10.50
----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                    .22 1         .47 1        .54 1        .64          .55           .45
Net realized and unrealized gain (loss)                  .25          (.04)        1.22          .22         (.68)          .10
                                                    ------------------------------------------------------------------------------
Total from investment operations                         .47           .43         1.76          .86         (.13)          .55
----------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Dividends from net investment income                    (.23)         (.52)        (.54)        (.52)        (.51)         (.44)
Distributions from net realized gain                      -- 2          --           --           --           --            --
                                                    ------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                         (.23)         (.52)        (.54)        (.52)        (.51)         (.44)
----------------------------------------------------------------------------------------------------------------------------------

Net asset value, end of period                      $  11.68      $  11.44     $  11.53     $  10.31    $    9.97     $   10.61
                                                    ==============================================================================

----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                      4.13%         3.83%       17.40%        8.70%       (1.42)%        5.39%
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)            $ 68,897      $ 64,421     $ 59,530     $ 65,991    $ 101,079     $ 128,857
----------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                   $ 67,938      $ 61,780     $ 61,244     $ 84,482    $ 118,611     $ 132,685
----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                   3.80%         4.11%        4.90%        5.76%        5.09%         4.32%
Expenses excluding interest and fees
on short-term floating rate notes issued                1.57%         1.71%        1.69%        1.77%        1.73%         1.62%
Interest and fees on short-term floating
rate notes issued 5                                     0.45%         0.52%        0.34%        0.20%        0.17%         0.07%
                                                    ------------------------------------------------------------------------------
Total expenses                                          2.02%         2.23%        2.03%        1.97%        1.90%         1.69% 6
Expenses after payments and waivers and
reduction to custodian expenses                         2.02%         2.23%        2.03%        1.94%        1.90%         1.69%
----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    3%           43%           4%          27%          50%           27%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Less than $0.005 per share.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods of less than one full year.

5. Interest and fee expense relates to the Fund's liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions. See Note 1 of accompanying Notes.

6. Excludes interest expense.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   47 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

                                                  SIX MONTHS                                                               YEAR
                                                       ENDED                                                              ENDED
                                            JANUARY 31, 2007                                                           JULY 31,
CLASS C                                          (UNAUDITED)           2006         2005         2004         2003         2002
----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period               $   11.41      $   11.50     $  10.29     $   9.95     $  10.58     $  10.48
----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                    .22 1          .46 1        .52 1        .60          .54          .46
Net realized and unrealized gain (loss)                  .24           (.03)        1.23          .26         (.66)         .08
                                                   -------------------------------------------------------------------------------
Total from investment operations                         .46            .43         1.75          .86         (.12)         .54
----------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Dividends from net investment income                    (.23)          (.52)        (.54)        (.52)        (.51)        (.44)
Distributions from net realized gain                      -- 2           --           --           --           --           --
                                                   -------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                         (.23)          (.52)        (.54)        (.52)        (.51)        (.44)
----------------------------------------------------------------------------------------------------------------------------------

Net asset value, end of period                     $   11.64      $   11.41     $  11.50     $  10.29     $   9.95     $  10.58
                                                   ===============================================================================

----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                      4.06%          3.85%       17.33%        8.71%       (1.33)%       5.31%
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)           $ 354,146      $ 232,242     $ 79,616     $ 31,102     $ 27,898     $ 24,936
----------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                  $ 297,220      $ 149,437     $ 43,444     $ 30,371     $ 27,011     $ 21,775
----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                   3.79%          4.05%        4.73%        5.74%        5.12%        4.33%
Expenses excluding interest and fees
on short-term floating rate notes issued                1.54%          1.68%        1.69%        1.78%        1.73%        1.62%
Interest and fees on short-term floating
rate notes issued 5                                     0.45%          0.52%        0.34%        0.20%        0.17%        0.07%
                                                   -------------------------------------------------------------------------------
Total expenses                                          1.99%          2.20%        2.03%        1.98%        1.90%        1.69% 6
Expenses after payments and waivers and
reduction to custodian expenses                         1.99%          2.20%        2.03%        1.95%        1.90%        1.69%
----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    3%            43%           4%          27%          50%          27%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Less than $0.005 per share.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods of less than one full year.

5. Interest and fee expense relates to the Fund's liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions. See Note 1 of accompanying Notes.

6. Excludes interest expense.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   48 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer California Municipal Fund (the Fund) is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. The Fund's investment objective is to seek as high a level of current interest income exempt from federal and California income taxes for individual investors as is consistent with preservation of capital. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).

     The Fund offers Class A, Class B and Class C shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B and Class C shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B and C have separate distribution and/or service plans. Class B shares will automatically convert to Class A shares six years after the date of purchase.

     The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ(R) are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Options are valued daily based upon the last sale price on the principal exchange on which the option is traded. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign


                   49 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Investments in open-end registered investment companies (including affiliated funds) are valued at that fund's net asset value. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
INVERSE FLOATING RATE SECURITIES. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Certain of these securities may be leveraged, whereby the interest rate varies inversely at a multiple of the change in short-term rates. As interest rates rise, inverse floaters produce less current income. The price of such securities is more volatile than comparable fixed rate securities. The Fund will not invest more than 20% of its total assets in inverse floaters. Inverse floaters amount to $138,178,199 as of January 31, 2007, which represents 5.61% of the Fund's total assets.

     Certain inverse floating rate securities are created when the Fund purchases and subsequently transfers a municipal bond security (the "municipal bond") to a broker dealer. The municipal bond is typically a fixed rate security. The broker dealer (the "sponsor") creates a trust (the "Trust") and deposits the municipal bond. The Trust issues short-term floating rate notes available to third parties and a residual interest in the municipal bond (referred to as an "inverse floating rate security") to the Fund. The terms of these inverse floating rate securities grant the Fund the right to require that the Trust issuing the inverse floating rate security compel a tender of the short-term floating rate notes to facilitate the Fund's repurchase of the underlying municipal bond. Following such a request, the Fund pays the sponsor the principal amount due to the holders of the short-term floating rate notes issued by the Trust and exchanges the inverse floating rate security for the underlying municipal bond. These transactions are considered secured borrowings for financial reporting purposes. As a result of such accounting treatments, the Fund includes the municipal bond position on its Statement of Investments (but does not separately include the inverse floating rate securities received). The Fund also includes the value of the municipal bond and a payable amount equal to the short-term floating rate notes issued by the Trust on its Statement of Assets and Liabilities. The interest rates on these short-term floating rate notes reset periodically, usually weekly. The holders of these short-term floating rate notes have the option to tender their investment, to the sponsor or the Trust's liquidity provider, for redemption at par at each reset date. Income from the municipal bond position and the interest expense on the payable for the short-term floating rate notes issued by the Trust are recorded on the Fund's Statement of Operations. At January 31, 2007 municipal bond holdings with a value of $398,687,792 shown on the Fund's


                   50 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

Statement of Investments are held by such Trusts and serve as collateral for the $268,780,000 in short-term floating rate notes issued and outstanding at that date.

At January 31, 2007, the Fund's residual exposure to these types of inverse floating rate securities were as follows:

PRINCIPAL      INVERSE                                       COUPON   MATURITY        VALUE AS OF
AMOUNT         FLOATER 1                                     RATE 2       DATE   JANUARY 31, 2007
-------------------------------------------------------------------------------------------------
$ 12,490,000   CA GO RITES                                    4.700%    6/1/31   $     13,640,079
  10,850,000   CA GO DRIVERS                                  6.111     8/1/13         11,835,506
   5,425,000   CA GO ROLs                                     8.560     6/1/31          6,520,633
   4,560,000   CA GO ROLs                                     6.120     2/1/33          4,889,916
  20,000,000   CA Statewide CDA ROLs                          0.000     4/1/36         20,000,000
  14,250,000   CA Golden State Tobacco
               Securitization Corp. ROLs                      8.560     6/1/35         16,955,220
   2,375,000   Los Angeles Dept. of Water & Power RITES       6.570     7/1/24          2,535,598
   4,400,000   Los Angeles Harbor Dept. ROLs                  8.804     8/1/25          5,410,328
   4,625,000   Los Angeles Harbor Dept. ROLs                  8.806     8/1/26          5,686,993
   2,500,000   Los Angeles Unified School District ROLs       7.586     7/1/15          2,826,750
   2,500,000   Los Angeles Unified School District ROLs       7.586     7/1/16          2,826,750
   1,500,000   Los Angeles Unified School District ROLs       7.586     7/1/17          1,696,050
   4,550,000   M-S-R Public Power Agency (San Juan)ROLs       5.603     7/1/17          4,777,591
   3,250,000   Merced Irrigation District ROLs                9.882     9/1/36          4,248,985
   2,660,000   Port of Oakland RITES                          8.035    11/1/25          2,966,113
   2,500,000   Port of Oakland RITES                          7.035    11/1/15          2,775,550
   2,500,000   Port of Oakland RITES                          7.285    11/1/17          2,794,425
   5,025,000   Port of Oakland RITES                          6.535    11/1/32          5,640,764
   2,430,000   Port of Oakland RITES                          6.535    11/1/22          2,757,710
   3,145,000   Sacramento Hsg. Authority ROLs                 8.808     6/1/37          3,489,944
   1,880,000   San Diego Unified School District GO RITES     6.673     7/1/27          2,331,012
   2,445,000   San Diego Unified School District GO RITES     6.640     7/1/23          3,301,875
                                                                                 ----------------
                                                                                 $    129,907,792
                                                                                 ================

1. For a list of abbreviations used in the Inverse Floater table see the Portfolio Abbreviations table on page 40 of the Statement of Investments.

2. Represents the current interest rate for a variable rate bond known as an "inverse floater."

--------------------------------------------------------------------------------
SECURITIES ON A WHEN-ISSUED BASIS OR FORWARD COMMITMENT. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis or forward commitment take place generally at least ten days or more after the trade date. Normally the settlement date occurs within six months after the trade date; however, the Fund may, from time to time, purchase securities whose settlement date extends six months or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued basis or forward commitment may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. The Fund may also sell securities that it purchased on a when-issued


                   51 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

basis or forward commitment prior to settlement of the original purchase. As of January 31, 2007, the Fund had purchased $91,547,547 of securities issued on a when-issued basis or forward commitment.

--------------------------------------------------------------------------------
SECURITY CREDIT RISK. The Fund invests in high-yield securities, which may be subject to a greater degree of credit risk, market fluctuations and loss of income and principal, and may be more sensitive to economic conditions than lower-yielding, higher-rated fixed-income securities. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of January 31, 2007, securities with an aggregate market value of $23,063, representing less than 0.01% of the Fund's net assets, were in default.

      There are certain risks arising from geographic concentration in any state. Certain revenue or tax related events in a state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.

      Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

      As of January 31, 2007, the Fund had available for federal income tax purposes an estimated capital loss carryforward of $2,469,858 expiring by 2015. This estimated capital loss carryforward represents carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and is increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. As of January 31, 2007, it is estimated that the Fund will utilize $731,399 of capital loss carryforward to offset realized capital gains. During the year ended July 31, 2006, the Fund utilized $2,383,733 of capital loss carryforward to offset capital gains realized in that fiscal year.


                   52 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

As of July 31, 2006, the Fund had available for federal income tax purposes post-October losses of $2,411,711 and unused capital loss carryforward as follows:

                              EXPIRING
                              ----------------------
                              2009         $ 789,546

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Fund has adopted an unfunded retirement plan (the "Plan") for the Fund's independent trustees. Benefits are based on years of service and fees paid to each trustee during their period of service. The Plan was frozen with respect to adding new participants effective December 31, 2006 (the "Freeze Date") and existing Plan Participants as of the Freeze Date will continue to receive accrued benefits under the Plan. Active independent trustees as of the Freeze Date have each elected a distribution method with respect to their benefits under the Plan. During the six months ended January 31, 2007, the Fund's projected benefit obligations were increased by $66,319 and payments of $8,945 were made to retired trustees, resulting in an accumulated liability of $158,379 as of January 31, 2007.

      The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Compensation deferral plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
CUSTODIAN FEES. "Custodian fees and expenses" in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the Federal Funds Rate plus 0.50%. The "Reduction to custodian expenses" line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.


                   53 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
INDEMNIFICATIONS. The Fund's organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                          SIX MONTHS ENDED JANUARY 31, 2007         YEAR ENDED JULY 31, 2006
                                  SHARES             AMOUNT          SHARES           AMOUNT
---------------------------------------------------------------------------------------------
CLASS A
Sold                          38,465,668     $  448,413,263      61,470,593    $ 702,679,345
Dividends and/or
distributions reinvested       1,663,196         19,410,351       2,356,584       26,919,076
Redeemed                      (8,853,800)      (103,171,633)    (11,682,307)    (133,186,156)
                           ------------------------------------------------------------------
Net increase                  31,275,064     $  364,651,981      52,144,870    $ 596,412,265
                           ==================================================================

---------------------------------------------------------------------------------------------
CLASS B
Sold                             889,581     $   10,360,787       1,827,466    $  20,914,336
Dividends and/or
distributions reinvested          71,866            839,203         146,686        1,677,801
Redeemed                        (689,275)        (8,042,563)     (1,507,341)     (17,238,329)
                           ------------------------------------------------------------------
Net increase                     272,172     $    3,157,427         466,811    $   5,353,808
                           ==================================================================

---------------------------------------------------------------------------------------------
CLASS C
Sold                          11,684,858     $  135,968,867      15,301,733    $ 174,645,638
Dividends and/or
distributions reinvested         279,086          3,251,434         318,044        3,624,253
Redeemed                      (1,892,950)       (22,054,354)     (2,193,411)     (24,992,995)
                           ------------------------------------------------------------------
Net increase                  10,070,994     $  117,165,947      13,426,366    $ 153,276,896
                           ==================================================================


                   54 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations and money market funds, for the six months ended January 31, 2007, were as follows:

                                                        PURCHASES          SALES
--------------------------------------------------------------------------------
Investment securities                               $ 463,651,990   $ 49,143,538

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an annual rate of average net assets as shown in the following table:

                        FEE SCHEDULE
                        ---------------------------------
                        Up to $200 million          0.60%
                        Next $100 million           0.55
                        Next $200 million           0.50
                        Next $250 million           0.45
                        Next $250 million           0.40
                        Over $1 billion             0.35

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS or the Transfer Agent), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended January 31, 2007, the Fund paid $263,363 to OFS for services to the Fund.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN (12b-1) FEES. Under its General Distributor's Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.

--------------------------------------------------------------------------------
SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan for Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal services and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLANS FOR CLASS B AND CLASS C SHARES. The Fund has adopted Distribution and Service Plans for Class B and Class C shares to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares. The Distributor also receives a service fee of up to 0.25% under each plan. If either the Class B or Class C plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees


                   55 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued

must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor determines its uncompensated expenses under the plan at calendar quarter ends. The Distributor's aggregate uncompensated expenses under the plan at December 31, 2006 for Class B and Class C shares were $2,751,855 and $4,393,926, respectively. Fees incurred by the Fund under the plans are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
SALES CHARGES. Front-end sales charges and contingent deferred sales charges
(CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

                                         CLASS A         CLASS B         CLASS C
                         CLASS A      CONTINGENT      CONTINGENT      CONTINGENT
                       FRONT-END        DEFERRED        DEFERRED        DEFERRED
                   SALES CHARGES   SALES CHARGES   SALES CHARGES   SALES CHARGES
SIX MONTHS           RETAINED BY     RETAINED BY     RETAINED BY     RETAINED BY
ENDED                DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR
--------------------------------------------------------------------------------
January 31, 2007      $  706,116        $ 66,419        $ 52,203        $ 63,676

--------------------------------------------------------------------------------
WAIVERS AND REIMBURSEMENTS OF EXPENSES. The Manager has voluntarily undertaken to limit its management fees not to exceed 0.55% of average annual net assets for each class of shares. This voluntary undertaking is expected to remain in effect indefinitely, however, it may be amended or withdrawn by the Manager at any time without notice to shareholders.

      OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
5. ILLIQUID SECURITIES

As of January 31, 2007, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with the applicable footnote on the Statement of Investments.


                   56 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

--------------------------------------------------------------------------------
6. BORROWINGS

The Fund can borrow money from banks in amounts up to one-third of its total assets (including the amount borrowed) less all liabilities and indebtedness other than borrowings to purchase portfolio securities, to meet redemption obligations or for temporary and emergency purposes. The purchase of securities with borrowed funds creates leverage in the Fund.

      The Fund has entered into a Revolving Credit and Security Agreement (the "Agreement") with a conduit lender and a bank which enables it to participate with certain other Oppenheimer funds in a committed, secured borrowing facility that permits borrowings of up to $900 million, collectively. To secure the loan, the Fund pledges investment securities in accordance with the terms of the Agreement. Interest is charged to the Fund, based on its borrowings, at current commercial paper issuance rates (5.2817% as of January 31, 2007). The Fund pays additional fees of 0.30% per annum on its outstanding borrowings to manage and administer the facility and is allocated its pro-rata share of a 0.13% per annum commitment fee for a liquidity backstop facility with respect to the $900 million facility size.

      For the six months ended January 31, 2007, the average daily loan balance was $16,689,674 at an average daily interest rate of 5.298%. The Fund had borrowings outstanding of $51,000,000 at January 31, 2007 at an interest rate of 5.2817%. The Fund had gross borrowings and gross loan repayments of $257,700,000 and $227,000,000, respectively, during the six months ended January 31, 2007. The maximum amount of borrowings outstanding at any month-end during the six months ended January 31, 2007 was $51,000,000. The Fund paid $43,381 in fees and $354,848 in interest during the six months ended January 31, 2007.

--------------------------------------------------------------------------------
7. RECENT ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48 ("FIN 48"), ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES. FIN 48 clarifies the accounting for uncertainty in income taxes recognized in an enterprise's financial statements in accordance with FASB Statement No. 109, ACCOUNTING FOR INCOME TAXES. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund's tax returns to determine whether it is "more-likely-than-not" that tax positions taken in the Fund's tax return will be ultimately sustained. A tax liability and expense must be recorded in respect of any tax position that, in Management's judgment, will not be fully realized. FIN 48 is effective for fiscal years beginning after December 15, 2006. As of January 31, 2007, the Manager has evaluated the implications of FIN 48 and does not currently anticipate a material impact to the Fund's financial statements. The Manager will continue to monitor the Fund's tax positions prospectively for potential future impacts.

      In September 2006, the FASB issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or


                   57 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
7. RECENT ACCOUNTING PRONOUNCEMENTS Continued

permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of January 31, 2007, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

--------------------------------------------------------------------------------
8. LITIGATION

A consolidated amended complaint was filed as a putative class action against the Manager and the Transfer Agent and other defendants (including 51 of the Oppenheimer funds including the Fund) in the U.S. District Court for the Southern District of New York on January 10, 2005 and was amended on March 4, 2005. The complaint alleged, among other things, that the Manager charged excessive fees for distribution and other costs, and that by permitting and/or participating in those actions, the Directors/Trustees and the Officers of the funds breached their fiduciary duties to fund shareholders under the Investment Company Act of 1940 and at common law. The plaintiffs sought unspecified damages, an accounting of all fees paid, and an award of attorneys' fees and litigation expenses.

      In response to the defendants' motions to dismiss the suit, seven of the eight counts in the complaint, including the claims against certain of the Oppenheimer funds, as nominal defendants, and against certain present and former Directors, Trustees and Officers of the funds, and the Distributor, as defendants, were dismissed with prejudice, by court order dated March 10, 2006, and the remaining count against the Manager and the Transfer Agent was dismissed with prejudice by court order dated April 5, 2006. The plaintiffs filed an appeal of those dismissals on May 11, 2006.

      The Manager believes that the allegations contained in the complaint are without merit and that there are substantial grounds to sustain the district court's rulings. The Manager also believes that it is premature to render any opinion as to the likelihood of an outcome unfavorable to it, the funds, the Directors/Trustees or the Officers on the appeal of the decisions of the district court, and that no estimate can yet be made with any degree of certainty as to the amount or range of any potential loss.


                   58 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;
UPDATES TO STATEMENTS OF INVESTMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC's website at www.sec.gov.

      The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


                   59 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

BOARD APPROVAL OF THE FUND'S INVESTMENT
ADVISORY AGREEMENT  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Each year, the Board of Trustees (the "Board"), including a majority of the independent Trustees, is required to determine whether to renew the Fund's investment advisory agreement (the "Agreement"). The Investment Company Act of 1940, as amended, requires that the Board request and evaluate, and that the Manager provide, such information as may be reasonably necessary to evaluate the terms of the Agreement. The Board employs an independent consultant to prepare a report that provides information, including comparative information that the Board requests for that purpose. In addition, the Board receives information throughout the year regarding Fund services, fees, expenses and performance.

      The Manager and the independent consultant provided information to the Board on the following factors: (i) the nature, quality and extent of the Manager's services, (ii) the investment performance of the Fund and the Manager,
(iii) the fees and expenses of the Fund, including comparative expense information, (iv) the profitability of the Manager and its affiliates, including an analysis of the cost of providing services by the Manager and its affiliates,
(v) the extent to which economies of scale are realized as the Fund grows and whether fee levels reflect these economies of scale for Fund investors and (vi) other benefits to the Manager from its relationship with the Fund. The Board was aware that there are alternatives to retaining the Manager.

      NATURE AND EXTENT OF SERVICES. The Board considered information about the nature and extent of the services provided to the Fund and information regarding the Manager's key personnel who provide such services. The Manager's duties include providing the Fund with the services of the portfolio managers and the Manager's investment team, who provide research, analysis and other advisory services in regard to the Fund's investments; securities trading services; oversight of third party service providers; monitoring compliance with applicable Fund policies and procedures and adherence to the Fund's investment restrictions. The Manager is responsible for providing certain administrative services to the Fund as well. Those services include providing and supervising all administrative and clerical personnel who are necessary in order to provide effective corporate administration for the Fund; compiling and maintaining records with respect to the Fund's operations; preparing and filing reports required by the Securities and Exchange Commission; preparing periodic reports regarding the operations of the Fund for its shareholders; preparing proxy materials for shareholder meetings; and preparing the registration statements required by Federal and state securities laws for the sale of the Fund's shares. The Manager also provides the Fund with office space, facilities and equipment.

      QUALITY OF SERVICES. The Board also considered the quality of the services provided and the quality of the Manager's resources that are available to the Fund. The Board took


                   60 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND account of the fact that the Manager has had over forty years of experience as an investment adviser and that its assets under management rank it among the top mutual fund managers in the United States. The Board evaluated the Manager's administrative, accounting, legal and compliance services, and information the Board has received regarding the experience and professional qualifications of the Manager's personnel and the size and functions of its staff. In its evaluation of the quality of the portfolio management services provided, the Board considered the experience of Ronald H. Fielding and the Manager's Municipal Bond investment team and analysts. The Board members also considered their experiences with the Manager and its officers and other personnel through their service on the boards of the Fund and other funds advised by the Manager. The Board considered information regarding the quality of services provided by affiliates of the Manager, which its members have become knowledgeable about in connection with the renewal of the Fund's service agreements. In light of the foregoing, the Board concluded that the Fund benefits from the services provided under the Agreement and from the Manager's experience, reputation, personnel, operations, and resources.

      INVESTMENT PERFORMANCE OF THE MANAGER AND THE FUND. During the year, the Manager provided information on the investment performance of the Fund and the Manager at each Board meeting, including comparative performance information. The Board also reviewed information, prepared by the Manager and by the independent consultant, comparing the Fund's historical performance to relevant market indices and to the performance of all other retail front-end load and no-load California municipal debt funds advised by other investment advisers. The Board noted that the Fund's one-year, three-year, five-year and ten-year performance were better than its peer group median.

      MANAGEMENT FEES AND EXPENSES. The Board reviewed the fees paid to the Manager and its affiliates and the other expenses borne by the Fund. The Board also evaluated the comparability of the fees charged and the services provided to the Fund to the fees and services for other clients or accounts advised by the Manager. The independent consultant provided comparative data in regard to the fees and expenses of the Fund, other California municipal debt funds and other funds with comparable asset levels and distribution features. The Board noted that the Manager has agreed to voluntarily waive a portion of its management fee so that it will not exceed 0.55% of average annual net assets for each class of shares. This voluntary undertaking may be amended or withdrawn by the Manager at any time without shareholder notice. The Board noted that the Fund's contractual management fees are lower than its peer group median although its actual management fees and total expenses are higher than its peer group median.


                   61 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

BOARD APPROVAL OF THE FUND'S INVESTMENT
ADVISORY AGREEMENT  Unaudited / Continued
--------------------------------------------------------------------------------

      ECONOMIES OF SCALE. The Board reviewed the extent to which the Manager may realize economies of scale in managing and supporting the Fund, the extent to which those economies of scale benefit the Fund's shareholders and the current level of Fund assets in relation to the Fund's breakpoint schedule for its management fees. The Board also noted the Fund's breakpoints, which are intended to share economies of scale that may exist as the Fund grows with its shareholders.

      BENEFITS TO THE MANAGER. The Board considered information regarding the Manager's costs in serving as the Fund's investment adviser, including the costs associated with the personnel and systems necessary to manage the Fund, and information regarding the Manager's profitability from its relationship with the Fund. The Board considered that the Manager must be able to pay and retain experienced professional personnel at competitive rates to provide services to the Fund and that maintaining the financial viability of the Manager is important in order for the Manager to continue to provide significant services to the Fund and its shareholders. In addition to considering the profits realized by the Manager, the Board considered information regarding the direct and indirect benefits the Manager receives as a result of its relationship with the Fund, including compensation paid to the Manager's affiliates for services provided

      CONCLUSIONS. These factors were also considered by the independent Trustees meeting separately from the full Board, assisted by experienced counsel to the Fund and the independent Trustees. Fund counsel is independent of the Manager within the meaning and intent of the Securities and Exchange Commission Rules.

      Based on its review of the information it received and its evaluations described above, the Board, including a majority of the independent Trustees, concluded that the nature, extent and quality of the services provided to the Fund by the Manager are a benefit to the Fund and in the best interest of the Fund's shareholders and that the amount and structure of the compensation received by the Manager and its affiliates are reasonable in relation to the services provided. Accordingly, the Board elected to continue the Agreement for another year. In arriving at this decision, the Board did not single out any factor or factors as being more important than others, but considered all of the factors together. The Board judged the terms and conditions of the Agreement, including the management fee, in light of all of the surrounding circumstances.


                   62 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND



ITEM 2.  CODE OF ETHICS.

Not applicable to semiannual reports.


ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to semiannual reports.


ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to semiannual reports.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.


ITEM 6.  SCHEDULE OF INVESTMENTS.

Not applicable.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

THE FUND'S GOVERNANCE COMMITTEE PROVISIONS WITH RESPECT TO NOMINATIONS OF DIRECTORS/TRUSTEES TO THE RESPECTIVE BOARDS

1. The Fund's Governance Committee (the "Committee") will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds' investment manager and its affiliates in making the selection.

2. The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual's background, skills, and experience; whether the individual is an "interested person" as defined in the Investment Company Act of 1940; and whether the individual would be deemed an "audit committee financial expert" within the meaning of applicable SEC rules. The Committee also considers whether the individual's background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.

3. The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:

    o the name, address, and business, educational, and/or other pertinent background of the person being recommended;

    o a statement concerning whether the person is an "interested person" as defined in the Investment Company Act of 1940;

    o any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

    o the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.

    The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.

4. Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds' investment adviser) would be deemed an "interested person" under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds' outside legal counsel may cause a person to be deemed an "interested person."

5. Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.

ITEM 11. CONTROLS AND PROCEDURES.

The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of February 8, 2007, which is a date within 90 days of the filing date of this report on Form N-CSR, that, as of said date, the design and operation of such controls and procedures are effective to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (i) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (ii) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

As discussed in registrant's Form N-CSR/A in connection with the registrant's restated financial statements for the period ended July 31, 2006, during the registrant's second fiscal quarter of the six-month period ended January 31, 2007 covered by this report and prior to the evaluation by registrant's officers of the design and operation of the registrant's disclosure controls and procedures in connection with the certifications in this report, the operation of registrant's disclosure controls and procedures and its controls and procedures over financial reporting was modified to enhance the review and analysis of the relevant terms and conditions for transfers of securities in connection with inverse floating rate obligations.

ITEM 12. EXHIBITS.

(a)    (1) Not applicable to semiannual reports.

       (2) Exhibits attached hereto.

       (3) Not applicable.

(b)    Exhibit attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer California Municipal Fund

By: /s/ John V. Murphy
    ---------------------------
    John V. Murphy
    Principal Executive Officer

Date: March 13, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ John V. Murphy
    ---------------------------
    John V. Murphy
    Principal Executive Officer

Date: March 13, 2007

By: /s/ Brian W.Wixted
    ---------------------------
    Brian W. Wixted
    Principal Financial Officer

Date: March 13, 2007